UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA GLOBAL OPPORTUNITIES FUND - SEMIANNUAL REPORT FOR PERIOD ENDED
JUNE 30, 2009

[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA GLOBAL OPPORTUNITIES FUND]

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      SEMIANNUAL REPORT
      USAA GLOBAL OPPORTUNITIES FUND
      JUNE 30, 2009

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FUND OBJECTIVE

SEEK AN AVERAGE ANNUAL RETURN THAT IS GREATER THAN THE 1-YEAR U.S. TREASURY BOND, BEFORE FEES AND EXPENSES, OVER A FULL MARKET CYCLE, WHILE SEEKING TO LIMIT THE FUND'S EXPOSURE TO LARGE NEGATIVE RETURNS.

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TYPES OF INVESTMENTS

The Fund's principal strategy is to combine a portfolio of domestic and foreign equity and debt securities with the use of alternative investment strategies to provide growth with greater downside risk controls. It may invest in multiple asset classes including U.S. stocks, non-U.S. stocks in developed and emerging markets, global real estate securities, and fixed-income securities.*

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

* The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program, or other persons or legal entities that the Fund may approve from time to time.

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

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

   Portfolio of Investments                                                   12

   Notes to Portfolio of Investments                                          42

   Financial Statements                                                       45

   Notes to Financial Statements                                              48

EXPENSE EXAMPLE                                                               67

ADVISORY AGREEMENTS                                                           69

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

". . . WHEN THE ECONOMY AND MARKETS
EVENTUALLY TURN, ONLY THOSE WHO ARE              [PHOTO OF CHRISTOPHER W. CLAUS]
INVESTED WILL BE IN A POSITION TO
POTENTIALLY BENEFIT . . ."

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JULY 2009

"Timing is everything," says the old adage. But given the tremendous stock market volatility of recent months, it might be more appropriate to say "PERFECT timing is everything." Since November 2008, investors have experienced two bull markets and one bear market. In a bull market, stock prices rise more than 20%. A bear market is defined as a decline in stock prices of more than 20%.

Between November 20, 2008, and January 6, 2009, the S&P 500 Index rose 24.69%. Just 46 days long, it was the shortest bull market in history. Then stock prices dropped. From January 6, 2009, through March 9, 2009, the S&P 500 Index fell 27.19%. It rebounded thereafter, closing the period up 36.88%.

With perfect timing an investor could have made a fortune just within the last three market cycles. However, to accomplish this feat, an individual would have to have invested money into the market before the run up in late 2008, sold everything before share prices went down in early 2009, and then bought again just as the market reached its bottom in early March 2009. I have never met -- let alone heard of -- anyone who has such perfect timing.

Like many of you, I believe in taking a more prudent approach to investing, especially long-term investing. On June 30, 2009, the S&P 500 Index was down 3.10% since January 1, 2000. But in a decade that has been unkind to buy-and-hold investors, I understand how easy it would be to

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2  | USAA GLOBAL OPPORTUNITIES FUND
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lose faith in the conventional wisdom -- that time in the markets is better than market timing.

More than ever, patience is essential. In fact, if you are fortunate to be one of the nine out of the 10 Americans with a job, you may want to consider adding to your portfolio by investing fixed amounts at regular intervals -- when you get paid, for example. I expect the economy and the markets to improve in the next few years. The U.S. stock and bond markets already appear to have seen their lows of this market cycle. The economy, though troubled by a myriad of issues, seems to be stabilizing. However, I do not foresee a quick recovery. Serious challenges remain, including unemployment, the decline in consumer spending, and rising federal and state budget deficits that could prompt tax increases and a reduction in government services.

The challenge for all of us: to persevere, because when the economy and markets eventually turn, only those who are invested will be in a position to potentially benefit. Index investing remains a sensible equity strategy for long-term investors who are willing to let their money work for them over multiple market cycles. Index investors will certainly experience ups and downs similar to the index, but they also can benefit from the diversification advantages and low expenses provided by an index fund.

From all of us at USAA, thank you for your faith and trust in us. We appreciate the opportunity to serve your investment needs with some of the industry's top investment talent, exceptional service, and no-load mutual funds.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company        Quantitative Management Associates LLC
  U.S. and International Stocks               International Stocks
  (Exchange-Traded Funds (ETFs))
                                              MARGARET S. STUMPP, Ph.D.
  RONALD SWEET, CFA, CPA                      TED LOCKWOOD
  WASIF A. LATIF                              JOHN VAN BELLE, Ph.D.
  Bonds and Money Market Instruments

                                          The Boston Company Asset
  R. MATTHEW FREUND, CFA                  Management, LLC
  ARNOLD J. ESPE, CFA                         Emerging Market Stocks
  JULIANNE BASS, CFA
  Global Real Estate Securities and ETFs      D. KIRK HENRY, CFA
                                              CAROLYN M. KEDERSHA, CFA, CPA
  MARK W. JOHNSON, CFA                        WARREN SKILLMAN
  DAN DENBOW, CFA

                                          Credit Suisse Securities (USA) LLC's
Deutsche Investment Management            Volaris Volatility Management Group*
Americas Inc.                                 Index Options
  U.S. Stocks
                                              YIRONG LI, CFA
  ROBERT WANG                                 DEFINA MALUKI, CFA
  JAMES B. FRANCIS, CFA
  JULIE ABBETT

Credit Suisse Asset Management, LLC
  U.S. Stocks

  JORDAN LOW

*Effective February 13, 2009, and June 30, 2009, respectively, Stu Rosenthal and Laura B. Friedman no longer are co-managers of the Fund.

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o HOW DID THE USAA GLOBAL OPPORTUNITIES FUND (THE FUND) PERFORM?

  For the six-month period ended June 30, 2009, the Fund had a total return of 3.02%. This compares to returns of 3.16% for the

  Past performance is no guarantee of future results.

  Refer to page 9 for benchmark definitions.

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4  | USAA GLOBAL OPPORTUNITIES FUND
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  S&P 500(R) Index and 1.90% for the Barclays Capital U.S. Aggregate Bond Index.

o PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD?

  The returns of the Fund and the indices mask a tremendous amount of volatility across all asset classes and in all global financial markets. Riskier assets traded modestly higher early in the year, but then sold off dramatically. By late February 2009, fear was dominating equity and credit markets, and virtually the only asset classes with positive returns year-to-date were gold and U.S. Treasury-backed securities.

  In early March 2009, the massive government stimulus began to gain traction in the markets and, to some degree, in the economy itself. Economic data began to stabilize, and the markets began to factor in an economic recovery. From their low point on March 9, 2009, through the end of the period, the S&P 500 Index had a total return of 36.88%. Non-U.S. markets did even better in the rally, led by emerging markets. The spreads between Treasury securities and bonds with credit risk narrowed dramatically, denoting significant healing in the credit markets. In general, there was a massive turnaround in risk perceptions; by the end of June, the year-to-date return for the Citigroup 10-Year U.S. Treasury Index was -8.94%, showing that investors were willing to leave the biggest safe haven and embrace riskier assets.

o ARE YOU SATISFIED WITH THE FUND'S PERFORMANCE?

  The purpose of the Fund is to seek exposure to the long-term upside of global stock markets while attempting to lower the risk of big losses. The Fund delivered a return just behind that of the S&P 500 Index

  Foreign and precious metals investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

  You will find a complete list of securities that the Fund owns on pages 12-41.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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  with much less volatility. The same risk-control mechanisms that reduced losses early in the year held back full participation in the rally.

  The Fund invests in global stock markets through individual stocks in the United States and overseas developed markets and through exchange-traded funds
  (ETFs) that closely track the MSCI Emerging Markets Index (emerging markets stocks). We have a basic strategic allocation to these markets, which we tactically adjust based on market conditions. Ahead of the market rebound, we took tactically overweight positions in U.S. large-cap and emerging markets stocks, and were underweight U.S. small-cap and international developed market stocks. In May 2009, we started adding to international developed markets based on better valuations in those markets relative to the U.S. market, but maintained our emerging markets overweight throughout the period. Our tactical asset allocation decisions had a mildly positive impact on performance.

  In addition to the tactical asset allocation, we attempt to control risk through an option based risk-management strategy implemented by the Volaris Volatility Management Group (Volaris). Volaris uses a collar on the component indices or corresponding exchange-traded funds to effectively limit both gains and losses to a specific percentage level determined by the management team.

  Finally, the Fund can have allocations to other markets and strategies on an opportunistic basis as well as to provide additional diversification and excess returns uncorrelated to the S&P 500 Index. We benefited from the fact that we took some opportunistic positions in U.S. bonds ahead of the recovery in the credit markets, and we continued to add to these holdings during the period. We also maintained our investment in Deutsche iGAP Investment Trust "B" (iGAP). Managed by Deutsche Investment Management Americas Inc., iGap is a highly transparent global tactical asset allocation strategy that invests only in very liquid instruments, taking long or short positions using futures on stock, currency, commodity and bond markets around the world. The iGap portion had a negative total return during the reporting period.

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6  | USAA GLOBAL OPPORTUNITIES FUND
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o ARE YOU ABLE TO ADJUST THE COLLARS TO CATCH MORE OF BIG MARKET RALLIES?

  We are actively adjusting the collars. It's important to remember that, until the March 2009 rally, we'd been in an 18-month trend in the equity markets of lower "highs" and lower "lows"; that is, the market had sharp moves upward that didn't reach the previous high before breaking to a new low. Given the still-decidedly mixed economic data, we decided to maintain the discipline of using collars during the most recent rally. Active management worked in the period, and we will continue to use the collars to seek to minimize market downside and capture as much of the upside as possible.

o WHAT'S USAA'S MARKET OUTLOOK?

  As of the end of June 2009, the S&P 500 Index appears fairly valued based on our key conservative assumptions regarding earnings, interest rates, and the equity risk premium. The recovery of the financial markets is unlikely to be a straight line up; we expect further volatility, and the bigger risks are to the downside. We are maintaining our tactical overweight position in emerging markets and ended the period underweight in international developed markets.

  We thank you for your investment in the Fund. We are working hard to keep your trust.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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INVESTMENT OVERVIEW

USAA GLOBAL OPPORTUNITIES FUND (Ticker Symbol: UGOFX)

--------------------------------------------------------------------------------
                                                 6/30/09            12/31/08
--------------------------------------------------------------------------------
Net Assets                                   $148.0 Million      $73.6 Million
Net Asset Value Per Share                        $8.86               $8.61

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                    AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/09
--------------------------------------------------------------------------------
    12/31/08 TO 6/30/09*                            SINCE INCEPTION 7/31/08*
            3.02%                                            -10.66%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
    BEFORE REIMBURSEMENT   1.34%                 AFTER REIMBURSEMENT   1.00%

*Total returns for periods of less than one year are not annualized. These returns are cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.00%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA GLOBAL OPPORTUNITIES FUND

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL U.S.         USAA GLOBAL
                  AGGREGATE BOND INDEX      OPPORTUNITIES FUND     S&P 500 INDEX
 7/31/2008             $10,000.00               $10,000.00          $10,000.00
 8/31/2008              10,094.91                10,100.00           10,144.65
 9/30/2008               9,959.32                 9,260.00            9,240.68
10/31/2008               9,724.23                 8,820.00            7,688.73
11/30/2008              10,040.76                 8,450.00            7,137.03
12/31/2008              10,415.37                 8,671.84            7,212.97
 1/31/2009              10,323.47                 8,097.07            6,605.01
 2/28/2009              10,284.50                 7,542.48            5,901.73
 3/31/2009              10,427.47                 7,865.15            6,418.69
 4/30/2009              10,477.33                 8,389.50            7,033.02
 5/31/2009              10,553.32                 8,853.34            7,426.40
 6/30/2009              10,613.35                 8,934.01            7,441.13

                                   [END CHART]

           Data from 7/31/08 to 6/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Global Opportunities Fund to the following benchmarks:

o The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Before November 3, 2008, it was known as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

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                                                        INVESTMENT OVERVIEW |  9

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                             TOP 10 EQUITY HOLDINGS
                                  AS OF 6/30/09
                                (% of Net Assets)

         iShares MSCI Emerging Markets Index Fund* ..............   7.2%
         Exxon Mobil Corp. ......................................   2.0%
         Deutsche iGAP Investment Trust "B" .....................   1.9%
         Microsoft Corp. ........................................   1.5%
         AT&T, Inc. .............................................   1.1%
         Apple, Inc. ............................................   0.9%
         General Electric Co. ...................................   0.9%
         Johnson & Johnson ......................................   0.9%
         International Business Machines Corp. ..................   0.8%
         Eli Lilly and Co. ......................................   0.8%

* Pursuant to a Securities and Exchange Commission (SEC) exemptive order and a related agreement with iShares Trust (iShares), the Fund may invest in iShares in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

  You will find a complete list of securities that the Fund owns on pages 12-41.

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10  | USAA GLOBAL OPPORTUNITIES FUND

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                                ASSET ALLOCATION
                                  AS OF 6/30/09
                                (% of Net Assets)

        Common Stocks ..........................................   82.5%
        Exchanged-Traded Funds* ................................    7.8%
        Money Market Instruments ...............................    6.0%
        Corporate Obligations ..................................    2.5%
        Hedge Funds ............................................    2.0%
        Eurodollar and Yankee Obligations ......................    0.8%
        Purchased Options ......................................    0.6%
        Written Options ........................................   -0.4%
        Preferred Securities ...................................    0.1%
        Asset-Backed Securities ................................    0.1%

* Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors. The Fund participates in exemptive orders held by certain ETFs that allow the Fund to invest in these ETFs above the level permitted under the Investment Company Act of 1940.

  Percentages are of net assets of the Fund and may not equal 100%.

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                                                       INVESTMENT OVERVIEW |  11

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PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (92.4%)

              COMMON STOCKS (82.5%)

              CONSUMER DISCRETIONARY (8.5%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    8,700     Coach, Inc.(a)                                                                        $    234
    3,200     Fossil, Inc.*(a)                                                                            77
      600     Polo Ralph Lauren Corp.                                                                     32
      738     Swatch Group Ltd.(a),(b)                                                                    24
    2,300     Under Armour, Inc. "A"*(a)                                                                  52
    2,600     Warnaco Group, Inc.*(a)                                                                     84
                                                                                                    --------
                                                                                                         503
                                                                                                    --------
              APPAREL RETAIL (1.1%)
    2,700     Aeropostale, Inc.*(a)                                                                       93
   28,650     Buckle, Inc.(a)                                                                            910
      800     Fast Retailing Co.(a),(b)                                                                  104
    2,248     Hennes & Mauritz AB "B"(a),(b)                                                             112
    3,900     Ross Stores, Inc.(a)                                                                       151
    7,500     TJX Companies, Inc.(a)                                                                     236
                                                                                                    --------
                                                                                                       1,606
                                                                                                    --------
              AUTO PARTS & EQUIPMENT (0.2%)
    2,700     Denso Corp.(a),(b)                                                                          69
    3,200     Tachi-S Co. Ltd.(b)                                                                         26
    4,000     Toyota Industries Corp.(a),(b)                                                              99
    7,000     WABCO Holdings, Inc.(a)                                                                    124
                                                                                                    --------
                                                                                                         318
                                                                                                    --------
              AUTOMOBILE MANUFACTURERS (0.8%)
    1,260     Daimler AG(a),(b)                                                                           46
    1,441     Fiat S.p.A.*(a),(b)                                                                         15
   11,400     Ford Motor Co.*(a)                                                                          69
   10,200     Honda Motor Co. Ltd.(a),(b)                                                                279
    4,000     Mazda Motor Corp.(a),(b)                                                                    10
   51,000     Mitsubishi Motors Corp.*(a),(b)                                                             95
   21,000     Nissan Motor Co. Ltd.(a),(b)                                                               127

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12  | USAA GLOBAL OPPORTUNITIES FUND

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
------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
      567     Renault S.A.*(a),(b)                                                                  $     21
    9,100     Toyota Motor Corp.(a),(b)                                                                  344
      360     Volkswagen AG(a),(b)                                                                       122
                                                                                                    --------
                                                                                                       1,128
                                                                                                    --------
              BROADCASTING (0.2%)
    8,400     Belo Corp. "A"(a)                                                                           15
   12,600     DISH Network Corp. "A"*                                                                    204
                                                                                                    --------
                                                                                                         219
                                                                                                    --------
              CABLE & SATELLITE (1.2%)
   46,700     Comcast Corp. "A"(a)                                                                       677
    6,800     RCN Corp.*(a)                                                                               40
    8,900     Scripps Networks Interactive "A"(a)                                                        248
    3,323     SES(a),(b)                                                                                  63
   23,962     Time Warner Cable, Inc.(a)                                                                 759
                                                                                                    --------
                                                                                                       1,787
                                                                                                    --------
              CASINOS & GAMING (0.3%)
    2,300     Bally Technologies, Inc.*(a)                                                                69
   13,300     MGM Mirage*                                                                                 85
    1,625     OPAP S.A.(a),(b)                                                                            43
   12,838     Tabcorp Holdings Ltd.(b)                                                                    74
   70,666     Tatts Group Ltd.(a),(b)                                                                    145
                                                                                                    --------
                                                                                                         416
                                                                                                    --------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
    4,300     Best Buy Co., Inc.(a)                                                                      144
       40     Bic Camera, Inc.(a),(b)                                                                     16
    3,451     JB Hi-Fi Ltd.(a),(b)                                                                        43
                                                                                                    --------
                                                                                                         203
                                                                                                    --------
              CONSUMER ELECTRONICS (0.4%)
    9,700     Garmin Ltd.                                                                                231
    8,300     Matsushita Electric Industrial Co. Ltd.(a),(b)                                             111
   15,000     Sharp Corp.(a),(b)                                                                         155
    5,300     Sony Corp.(a),(b)                                                                          137
                                                                                                    --------
                                                                                                         634
                                                                                                    --------
              DEPARTMENT STORES (0.3%)
    1,300     Kohl's Corp.*(a)                                                                            55
   17,400     Macy's, Inc.(a)                                                                            205
    5,022     Next plc(a),(b)                                                                            122
    1,276     PPR(a),(b)                                                                                 104
                                                                                                    --------
                                                                                                         486
                                                                                                    --------

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                                                  PORTFOLIO OF INVESTMENTS |  13

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
------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              EDUCATION SERVICES (0.1%)
    2,800     Benesse Corp.(a),(b)                                                                  $    112
    2,300     Corinthian Colleges, Inc.*(a)                                                               39
                                                                                                    --------
                                                                                                         151
                                                                                                    --------
              FOOTWEAR (0.0%)
      800     Deckers Outdoor Corp.*(a)                                                                   56
                                                                                                    --------
              GENERAL MERCHANDISE STORES (0.1%)
    1,800     Dollar Tree, Inc.*(a)                                                                       76
    2,400     Target Corp.                                                                                95
                                                                                                    --------
                                                                                                         171
                                                                                                    --------
              HOME IMPROVEMENT RETAIL (0.4%)
    9,800     Home Depot, Inc.(a)                                                                        231
   20,700     Lowe's Companies, Inc.(a)                                                                  402
                                                                                                    --------
                                                                                                         633
                                                                                                    --------
              HOMEBUILDING (0.1%)
      200     NVR, Inc.*(a)                                                                              101
                                                                                                    --------
              HOMEFURNISHING RETAIL (0.0%)
      900     Nitori Co.(b)                                                                               64
                                                                                                    --------
              HOTELS, RESORTS, & CRUISE LINES (0.1%)
    2,800     Gaylord Entertainment Co.*(a)                                                               36
    7,300     Wyndham Worldwide Corp.                                                                     88
                                                                                                    --------
                                                                                                         124
                                                                                                    --------
              HOUSEWARES & SPECIALTIES (0.1%)
    2,800     Tupperware Brands Corp.(a)                                                                  73
                                                                                                    --------
              INTERNET RETAIL (0.4%)
    3,400     Amazon.com, Inc.*(a)                                                                       285
       27     Dena Co. Ltd.(a),(b)                                                                        90
    5,500     Netflix, Inc.*(a)                                                                          227
                                                                                                    --------
                                                                                                         602
                                                                                                    --------
              LEISURE PRODUCTS (0.1%)
    6,800     Brunswick Corp.(a)                                                                          29
    2,300     Polaris Industries, Inc.(a)                                                                 74
                                                                                                    --------
                                                                                                         103
                                                                                                    --------
              MOVIES & ENTERTAINMENT (0.7%)
   10,400     Marvel Entertainment, Inc.*(a)                                                             370
    7,300     News Corp. "A"                                                                              67
   18,700     Time Warner, Inc.(a)                                                                       471
    4,687     Vivendi S.A.(a),(b)                                                                        112
                                                                                                    --------
                                                                                                       1,020
                                                                                                    --------

================================================================================

14  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              PUBLISHING (0.1%)
    5,000     Fairfax Media Ltd.(a),(b)                                                             $      5
    2,293     Global Sources Ltd.*(a)                                                                     16
    6,060     Pearson plc(a),(b)                                                                          61
    5,196     Reed Elsevier N.V.(a),(b)                                                                   57
    9,089     Reed Elsevier plc(a),(b)                                                                    68
                                                                                                    --------
                                                                                                         207
                                                                                                    --------
              RESTAURANTS (1.0%)
   19,400     CEC Entertainment, Inc.*(a)                                                                572
    5,929     Compass Group plc(a),(b)                                                                    33
   14,000     McDonald's Corp.(a)                                                                        805
                                                                                                    --------
                                                                                                       1,410
                                                                                                    --------
              SPECIALIZED CONSUMER SERVICES (0.2%)
    5,000     Brinks Home Security Holdings, Inc.*(a)                                                    142
    4,000     Regis Corp.(a)                                                                              70
    2,800     Sotheby's Holdings, Inc. "A"(a)                                                             39
                                                                                                    --------
                                                                                                         251
                                                                                                    --------
              SPECIALTY STORES (0.2%)
   32,500     Office Depot, Inc.*                                                                        148
    3,200     Tractor Supply Co.*(a)                                                                     132
                                                                                                         280
                                                                                                    --------
              Total Consumer Discretionary                                                            12,546
                                                                                                    --------
              CONSUMER STAPLES (7.6%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.8%)
   19,600     Archer-Daniels-Midland Co.(a)                                                              525
    4,200     Bunge Ltd.(a)                                                                              253
   57,200     Golden Agri-Resources Ltd.(a),(b)                                                           15
    8,413     Suedzucker AG(a),(b)                                                                       171
   50,000     Wilmar International Ltd.(a),(b)                                                           173
                                                                                                    --------
                                                                                                       1,137
                                                                                                    --------
              BREWERS (0.3%)
    2,494     Carlsberg A/S(a),(b)                                                                       160
    7,732     Fosters Group(a),(b)                                                                        32
      774     Heineken Holding N.V.(a),(b)                                                                25
    2,961     InBev N.V.(a),(b)                                                                          107
    5,000     Kirin Holdings Co. Ltd.(a),(b)                                                              70
                                                                                                    --------
                                                                                                         394
                                                                                                    --------
              DISTILLERS & VINTNERS (0.2%)
   19,993     Diageo plc(a),(b)                                                                          287
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              DRUG RETAIL (0.2%)
    3,300     CVS Caremark Corp.(a)                                                                 $    105
    6,700     Walgreen Co.(a)                                                                            197
                                                                                                    --------
                                                                                                         302
                                                                                                    --------
              FOOD DISTRIBUTORS (0.5%)
   21,557     Metcash Ltd.(a),(b)                                                                         75
   33,200     Sysco Corp.(a)                                                                             746
                                                                                                    --------
                                                                                                         821
                                                                                                    --------
              FOOD RETAIL (0.5%)
      638     Casino Guichard-Perrachon S.A.(a),(b)                                                       43
    1,343     Delhaize Group(a),(b)                                                                       95
    1,970     J Sainsbury plc(b)                                                                          10
   12,688     Jeronimo Martins SGPS S.A.(b)                                                               87
    5,715     Koninklijke Ahold N.V.(a),(b)                                                               66
    2,200     Kroger Co.(a)                                                                               48
   12,600     SUPERVALU, Inc.(a)                                                                         163
   12,028     Tesco plc(a),(b)                                                                            70
    6,287     Woolworths Ltd.(a),(b)                                                                     133
                                                                                                    --------
                                                                                                         715
                                                                                                    --------
              HOUSEHOLD PRODUCTS (1.5%)
    5,000     Colgate-Palmolive Co.(a)                                                                   354
      150     Henkel AG & Co. KGaA(a),(b)                                                                  4
   14,400     Kimberly-Clark Corp.(a)                                                                    755
   18,000     Procter & Gamble Co.(a)                                                                    920
    4,678     Reckitt Benckiser Group plc(a),(b)                                                         213
                                                                                                    --------
                                                                                                       2,246
                                                                                                    --------
              HYPERMARKETS & SUPER CENTERS (0.9%)
    2,100     Costco Wholesale Corp.(a)                                                                   96
   23,800     Wal-Mart Stores, Inc.(a)                                                                 1,153
    1,361     Wesfarmers Ltd.(a),(b)                                                                      24
                                                                                                    --------
                                                                                                       1,273
                                                                                                    --------
              PACKAGED FOODS & MEAT (0.8%)
    8,600     Campbell Soup Co.(a)                                                                       253
    6,700     Kraft Foods, Inc. "A"(a)                                                                   170
        7     Lindt & Spruengli(a),(b)                                                                    13
    9,000     Mitsui Sugar Co., Ltd.(a),(b)                                                               30
    9,596     Nestle S.A.(a),(b)                                                                         362
    9,400     Sara Lee Corp.(a)                                                                           92
    5,500     Tyson Foods, Inc. "A"(a)                                                                    69
    4,422     Unilever N.V.(a),(b)                                                                       107

================================================================================

16  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    4,538     Unilever plc(a),(b)                                                                   $    107
                                                                                                    --------
                                                                                                       1,203
                                                                                                    --------
              PERSONAL PRODUCTS (0.1%)
    3,400     Herbalife Ltd.                                                                             107
    5,000     Shiseido Co.(b)                                                                             82
                                                                                                    --------
                                                                                                         189
                                                                                                    --------
              SOFT DRINKS (0.6%)
   11,283     Coca-Cola Amatil Ltd.(a),(b)                                                                78
    7,800     Coca-Cola Enterprises, Inc.(a)                                                             130
    2,100     Hansen Natural Corp.*(a)                                                                    65
   10,900     PepsiCo, Inc.(a)                                                                           599
                                                                                                    --------
                                                                                                         872
                                                                                                    --------
              TOBACCO (1.2%)
   14,700     Altria Group, Inc.(a)                                                                      241
   11,656     British America Tobacco plc(a),(b)                                                         322
    4,147     Imperial Tobacco Group plc(a),(b)                                                          108
    1,800     Lorillard, Inc.(a)                                                                         122
   22,100     Philip Morris International, Inc.(a)                                                       964
    4,834     Swedish Match(a),(b)                                                                        78
                                                                                                    --------
                                                                                                       1,835
                                                                                                    --------
              Total Consumer Staples                                                                  11,274
                                                                                                    --------
              ENERGY (8.5%)
              -------------
              INTEGRATED OIL & GAS (5.9%)
    8,103     BG Group plc(a),(b)                                                                        136
   74,201     BP plc(a),(b)                                                                              587
   13,400     Chevron Corp.(a)                                                                           888
   26,100     ConocoPhillips(a)                                                                        1,098
   10,384     ENI S.p.A.(a),(b)                                                                          246
   42,600     Exxon Mobil Corp.(a)                                                                     2,978
    3,300     Hess Corp.                                                                                 177
    8,700     Marathon Oil Corp.(a)                                                                      262
   16,000     Murphy Oil Corp.(a)                                                                        869
    2,200     Occidental Petroleum Corp.                                                                 145
    1,641     OMV AG(a),(b)                                                                               62
    8,413     Repsol YPF S.A.(a),(b)                                                                     189
    9,813     Royal Dutch Shell plc "A"(a),(b)                                                           246
   13,637     Royal Dutch Shell plc "B"(a),(b)                                                           344
      500     Statoil ASA(a),(b)                                                                          10
    9,091     Total S.A.(a),(b)                                                                          492
                                                                                                    --------
                                                                                                       8,729
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              OIL & GAS DRILLING (0.5%)
    2,700     ENSCO International, Inc.(a)                                                          $     94
      300     Fred Olsen Energy ASA(b)                                                                    10
   11,100     Nabors Industries Ltd.*                                                                    173
    8,300     Parker Drilling Co.*(a)                                                                     36
    1,700     Pride International, Inc.*(a)                                                               43
   19,500     Rowan Companies, Inc.(a)                                                                   377
                                                                                                    --------
                                                                                                         733
                                                                                                    --------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
      990     Compagnie Generale de Geophysique-Veritas*(a),(b)                                           18
    6,100     Helix Energy Solutions Group, Inc.*                                                         66
   27,200     Key Energy Services, Inc.*(a)                                                              157
    6,300     Oil States International, Inc.*(a)                                                         153
    1,018     Smith International, Inc.(a)                                                                26
                                                                                                    --------
                                                                                                         420
                                                                                                    --------
              OIL & GAS EXPLORATION & PRODUCTION (1.3%)
    3,800     Anadarko Petroleum Corp.(a)                                                                172
    3,100     Apache Corp.(a)                                                                            224
    2,300     Callon Petroleum Co.*(a)                                                                     5
    4,000     Clayton Williams Energy, Inc.*(a)                                                           75
    4,600     Comstock Resources, Inc.*(a)                                                               152
    6,200     Devon Energy Corp.(a)                                                                      338
    9,800     Encore Acquisition Co.*                                                                    302
    7,000     EXCO Resources, Inc.*                                                                       90
    5,500     Forest Oil Corp.*(a)                                                                        82
    2,200     Penn Virginia Corp.(a)                                                                      36
    1,800     Southwestern Energy Co.*                                                                    70
    5,200     Swift Energy Co.*(a)                                                                        87
      604     Woodside Petroleum Ltd.(a),(b)                                                              21
    5,500     XTO Energy, Inc.                                                                           210
                                                                                                    --------
                                                                                                       1,864
                                                                                                    --------
              OIL & GAS REFINING & MARKETING (0.5%)
   10,286     Caltex Australia(a),(b)                                                                    114
   40,000     Cosmo Oil Co. Ltd.(a),(b)                                                                  135
      500     Idemitsu Kosan Co. Ltd.(a),(b)                                                              43
   26,500     Nippon Mining Holdings, Inc.(a),(b)                                                        137
   31,000     Nippon Oil Corp.(a),(b)                                                                    182
    4,000     Tesoro Corp.(a)                                                                             51
    7,800     Valero Energy Corp.(a)                                                                     132
                                                                                                    --------
                                                                                                         794
                                                                                                    --------

================================================================================

18  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (0.0%)
    7,000     El Paso Corp.                                                                         $     65
                                                                                                    --------
              Total Energy                                                                            12,605
                                                                                                    --------
              FINANCIALS (14.2%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
    7,000     Apollo Investment Corp.(a)                                                                  42
   11,400     Bank of New York Mellon Corp.(a)                                                           334
      400     BlackRock, Inc. "A"(a)                                                                      70
    2,500     Franklin Resources, Inc.(a)                                                                180
    4,600     Invesco Ltd. ADR                                                                            82
      508     Julius Baer Holding AG "B"(b)                                                               20
      900     Northern Trust Corp.(a)                                                                     48
    8,000     State Street Corp.(a)                                                                      378
    1,100     T. Rowe Price Group, Inc.                                                                   46
      465     Virtus Investments Partners, Inc.*(a)                                                        7
                                                                                                    --------
                                                                                                       1,207
                                                                                                    --------
              CONSUMER FINANCE (0.2%)
    4,900     American Express Co.                                                                       114
    1,900     Cash America International, Inc.(a)                                                         44
    6,800     Discover Financial Services                                                                 70
                                                                                                    --------
                                                                                                         228
                                                                                                    --------
              DIVERSIFIED BANKS (3.5%)
    2,722     Australia and New Zealand Banking Group Ltd.(a),(b)                                         36
   28,779     Banca Intesa S.p.A.*(a),(b)                                                                 93
   19,352     Banco Bilbao Vizcaya Argentaria S.A.(a),(b)                                                244
    6,500     Banco Comercial Portugues, S.A.(a),(b)                                                       7
    8,403     Banco Espirito Santo S.A.(a),(b)                                                            45
   11,856     Banco Popular Espanol S.A.(a),(b)                                                          104
   36,518     Banco Santander S.A.(a),(b)                                                                441
   46,999     Barclays plc(a),(b)                                                                        219
    4,789     BNP Paribas S.A.(a),(b)                                                                    311
   18,000     Chuo Mitsui Trust Holdings, Inc.(a),(b)                                                     68
    2,077     Commerzbank AG*(a),(b)                                                                      13
    3,888     Commonwealth Bank of Australia(a),(b)                                                      122
      398     Danske Bank A/S*(b)                                                                          7
   16,700     DBS Group Holdings Ltd.(a),(b)                                                             135
    2,675     Deutsche Postbank AG*(a),(b)                                                                68
   18,291     Dexia*(a),(b)                                                                              139
   12,400     DnB NOR ASA*(a),(b)                                                                         95
    3,071     Erste Bank der Oesterreichischen Sparkassen AG(a),(b)                                       83
    4,900     Hang Seng Bank(b)                                                                           69

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
   56,466     HSBC Holdings plc(a),(b)                                                              $    469
   10,000     Intesa Sanpaolo(a),(b)                                                                      25
   89,293     Lloyds TSB Group plc(a),(b)                                                                103
   35,700     Mitsubishi UFJ Financial Group, Inc.(a),(b)                                                219
   43,800     Mizuho Financial Group, Inc.(a),(b)                                                        102
    5,778     National Australia Bank Ltd.(a),(b)                                                        104
    3,471     Natixis*(a),(b)                                                                              7
    4,230     Nordea Bank AB(a),(b)                                                                       33
    4,680     Skandinaviska Enskilda Banken "A"*(a),(b)                                                   21
       76     Societe Generale(a),(b)                                                                      4
    3,357     Standard Chartered plc(a),(b)                                                               63
    2,500     Sumitomo Mitsui Financial Group, Inc.(a),(b)                                               101
    5,459     Svenska Handelsbanken AB "A"(a),(b)                                                        103
    9,100     U.S. Bancorp(a)                                                                            163
   67,614     UniCredito Italiano S.p.A.*(a),(b)                                                         173
    6,000     United Overseas Bank Ltd.(b)                                                                61
   40,100     Wells Fargo & Co.(a)                                                                       973
    6,421     Westpac Banking Corp.(a),(b)                                                               104
                                                                                                    --------
                                                                                                       5,127
                                                                                                    --------
              DIVERSIFIED CAPITAL MARKETS (0.5%)
    7,909     Credit Suisse Group(a),(b)                                                                 361
    4,810     Deutsche Bank AG(a),(b)                                                                    293
    2,332     UBS AG*(a),(b)                                                                              28
                                                                                                    --------
                                                                                                         682
                                                                                                    --------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
   40,000     Hang Lung Properties Ltd.(a),(b)                                                           130
    2,000     Henderson Land Development Co. Ltd.(a),(b)                                                  11
   12,000     New World Development Ltd.(b)                                                               21
   11,000     Sun Hung Kai Properties Ltd.(a),(b)                                                        137
    9,000     Swire Pacific Ltd.(b)                                                                       90
    8,000     Wharf (Holdings) Ltd.(a),(b)                                                                34
   21,000     Wheelock & Co. Ltd.(a),(b)                                                                  54
                                                                                                    --------
                                                                                                         477
                                                                                                    --------
              INVESTMENT BANKING & BROKERAGE (1.5%)
    3,900     Charles Schwab Corp.(a)                                                                     68
   13,000     Daiwa Securities Group, Inc.(a),(b)                                                         77
    7,900     Goldman Sachs Group, Inc.(a)                                                             1,165
    9,132     Marfin Investment Group S.A.*(a),(b)                                                        39
    1,428     Mediobanca S.p.A.(a),(b)                                                                    17
   15,600     Morgan Stanley(a)                                                                          445
   22,800     Nomura Holdings, Inc.(a),(b)                                                               191

================================================================================

20  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    4,000     optionsXpress Holdings, Inc.(a)                                                       $     62
    2,200     Piper Jaffray Co., Inc.*(a)                                                                 96
                                                                                                    --------
                                                                                                       2,160
                                                                                                    --------
              LIFE & HEALTH INSURANCE (0.9%)
   17,014     AEGON N.V.(a),(b)                                                                          105
    4,400     AFLAC, Inc.                                                                                137
      906     CNP Assurances(a),(b)                                                                       87
    4,000     Friends Provident Group plc(b)                                                               4
  144,918     Legal & General Group plc(a),(b)                                                           135
    6,600     MetLife, Inc.(a)                                                                           198
   42,566     Old Mutual plc(a),(b)                                                                       57
    5,300     Phoenix Companies, Inc.*(a)                                                                  9
   15,300     Prudential Financial, Inc.(a)                                                              569
   13,273     Prudential plc(a),(b)                                                                       90
       55     Swiss Life Holding*(a),(b)                                                                   5
                                                                                                    --------
                                                                                                       1,396
                                                                                                    --------
              MULTI-LINE INSURANCE (0.7%)
    1,919     Allianz Holding AG(a),(b)                                                                  177
      689     Assicurazioni Generali S.p.A.(a),(b)                                                        14
   22,742     Aviva plc(a),(b)                                                                           128
    6,798     AXA S.A.(a),(b)                                                                            129
      100     Baloise Holdings AG(a),(b)                                                                   7
    3,100     Hartford Financial Services Group, Inc.                                                     37
    9,300     Horace Mann Educators Corp.(a)                                                              93
    9,700     Loews Corp.(a)                                                                             266
    1,464     Sampo OYJ "A"(a),(b)                                                                        28
      921     Zurich Financial Services AG(a),(b)                                                        163
                                                                                                    --------
                                                                                                       1,042
                                                                                                    --------
              MULTI-SECTOR HOLDINGS (0.2%)
      308     Compagnie Nationale a Portefeuille(a),(b)                                                   15
   29,594     Criteria Caixacorp S.A.(b)                                                                 137
    1,522     Exor S.p.A.(a),(b)                                                                          22
    1,000     Groupe Bruxelles Lambert S.A.(a),(b)                                                        73
    2,348     Washington H. Soul Pattinson & Co., Ltd.(a),(b)                                             20
                                                                                                    --------
                                                                                                         267
                                                                                                    --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
   79,100     Bank of America Corp.(a)                                                                 1,044
   50,700     Citigroup, Inc.(a)                                                                         151
   27,315     Fortis*(a),(b)                                                                              93
   11,939     ING Groep N.V.(a),(b)                                                                      120
   32,300     JPMorgan Chase & Co.(a)                                                                  1,102

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    2,028     OKO Bank plc "A"(a),(b)                                                               $     16
                                                                                                    --------
                                                                                                       2,526
                                                                                                    --------
              PROPERTY & CASUALTY INSURANCE (0.7%)
    3,300     Allied World Assurance Co. Holdings Ltd.(a)                                                135
   14,300     Allstate Corp.(a)                                                                          349
    4,300     Argo Group International Holdings Ltd.*(a)                                                 121
    1,510     Fondiaria-Sai S.p.A.(a),(b)                                                                 24
   12,100     Progressive Corp.*(a)                                                                      183
    2,457     QBE Insurance Group Ltd.(a),(b)                                                             39
   17,045     Suncorp Metway(a),(b)                                                                       92
    2,900     Travelers Companies, Inc.(a)                                                               119
      200     White Mountains Insurance Group Ltd.(a)                                                     46
                                                                                                    --------
                                                                                                       1,108
                                                                                                    --------
              REAL ESTATE DEVELOPMENT (0.0%)
    6,000     Cheung Kong Holdings Ltd.(a),(b)                                                            69
                                                                                                    --------
              REAL ESTATE OPERATING COMPANIES (0.0%)
   19,366     Citycon Oyj(a),(b)                                                                          51
                                                                                                    --------
              REGIONAL BANKS (0.9%)
   11,005     Bendigo Bank Ltd.(a),(b)                                                                    62
    5,900     Capital City Bank Group, Inc.(a)                                                            99
    6,200     Colonial BancGroup, Inc.(a)                                                                  4
    5,200     Community Trust Bancorp, Inc.(a)                                                           139
    5,400     East West Bancorp, Inc.(a)                                                                  35
    7,500     Guaranty Bancorp*(a)                                                                        14
    9,800     Harleysville National Corp.(a)                                                              46
    5,900     Independent Bank Corp.(a)                                                                  116
   10,200     KeyCorp(a)                                                                                  53
    5,900     Pacwest Bancorp(a)                                                                          78
    4,600     PNC Financial Services Group, Inc.(a)                                                      178
   37,600     Popular, Inc.(a)                                                                            83
   16,700     Regions Financial Corp.(a)                                                                  67
    1,700     Resona Holdings, Inc.(a),(b)                                                                24
   11,000     Shinsei Bank Ltd.*(a),(b)                                                                   18
    6,400     South Financial Group, Inc.(a)                                                               8
    8,400     StellarOne Corp.(a)                                                                        109
   18,500     TrustCo Bank Corp. NY(a)                                                                   109
    5,000     Yamaguchi Financial Group, Inc.(a),(b)                                                      66
                                                                                                    --------
                                                                                                       1,308
                                                                                                    --------
              REINSURANCE (0.5%)
    4,266     Hannover Rueckversicherungs*(a),(b)                                                        158
    4,100     Max Capital Group Ltd.(a)                                                                   76

================================================================================

22  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
   10,700     Montpelier Re Holdings Ltd.(a)                                                        $    142
    1,030     Muenchener Rueckversicherungs-Gesellschaft AG(a),(b)                                       139
    2,039     Swiss Re(a),(b)                                                                             67
    4,500     Transatlantic Holdings, Inc.(a)                                                            195
                                                                                                    --------
                                                                                                         777
                                                                                                    --------
              REITs - DIVERSIFIED (0.1%)
   14,200     CapLease, Inc.(a)                                                                           39
   37,000     GPT Group(a),(b)                                                                            14
   24,267     Mirvac Group(a),(b)                                                                         21
    5,700     Stockland(a),(b)                                                                            15
    2,142     Vornado Realty Trust(a)                                                                     97
                                                                                                    --------
                                                                                                         186
                                                                                                    --------
              REITs - INDUSTRIAL (0.2%)
      200     AMB Property Corp.(a)                                                                        4
   22,600     DCT Industrial Trust, Inc.(a)                                                               92
    9,600     First Potomac Realty Trust(a)                                                               94
   25,678     Macquarie Goodman Group(a),(b)                                                               7
   21,400     Monmouth Real Estate Investment Corp. "A"(a)                                               125
    1,600     ProLogis(a)                                                                                 13
                                                                                                    --------
                                                                                                         335
                                                                                                    --------
              REITs - MORTGAGE (0.0%)
    3,600     Annaly Capital Management, Inc.(a)                                                          55
                                                                                                    --------
              REITs - OFFICE (0.2%)
    2,200     Boston Properties, Inc.(a)                                                                 105
    3,100     Digital Realty Trust, Inc.(a)                                                              111
    5,200     Parkway Properties, Inc.(a)                                                                 68
                                                                                                    --------
                                                                                                         284
                                                                                                    --------
              REITs - RESIDENTIAL (0.2%)
    1,115     AvalonBay Communities, Inc.(a)                                                              62
      600     Camden Property Trust(a)                                                                    17
    3,800     Equity Residential Properties Trust(a)                                                      84
    9,800     Sun Communities, Inc.(a)                                                                   135
                                                                                                    --------
                                                                                                         298
                                                                                                    --------
              REITs - RETAIL (0.4%)
   12,789     CFS Retail Property Trust(a),(b)                                                            17
      200     Federal Realty Investment Trust(a)                                                          10
    1,600     Kimco Realty Corp.(a)                                                                       16
    1,000     Regency Centers Corp.(a)                                                                    35
    3,847     Simon Property Group, Inc.(a)                                                              198
      835     Unibail-Rodamco(a),(b)                                                                     125

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    9,100     Urstadt Biddle Properties, Inc. "A"(a)                                                $    128
    2,300     Westfield Group(a),(b)                                                                      21
                                                                                                    --------
                                                                                                         550
                                                                                                    --------
              REITs - SPECIALIZED (0.2%)
    1,200     HCP, Inc.(a)                                                                                25
    4,000     Host Hotels & Resorts, Inc.(a)                                                              33
    1,100     Public Storage(a)                                                                           72
      900     Rayonier, Inc.                                                                              33
    5,000     Universal Health Realty Income Trust(a)                                                    158
                                                                                                    --------
                                                                                                         321
                                                                                                    --------
              SPECIALIZED FINANCE (0.4%)
      600     CME Group, Inc.(a)                                                                         187
    7,800     Hong Kong Exchanges & Clearing Ltd.(a),(b)                                                 121
    1,100     IntercontinentalExchange, Inc.*                                                            125
    5,500     PHH Corp.*(a)                                                                              100
                                                                                                    --------
                                                                                                         533
                                                                                                    --------
              THRIFTS & MORTGAGE FINANCE (0.1%)
   13,000     Provident New York Bancorp(a)                                                              106
                                                                                                    --------
              Total Financials                                                                        21,093
                                                                                                    --------
              HEALTH CARE (9.9%)
              ------------------
              BIOTECHNOLOGY (1.6%)
   12,500     Alnylam Pharmaceuticals, Inc.*(a)                                                          278
    7,500     Cubist Pharmaceuticals, Inc.*(a)                                                           137
   39,600     Enzon Pharmaceuticals, Inc.*(a)                                                            312
    1,000     Genzyme Corp.*(a)                                                                           56
   21,600     Gilead Sciences, Inc.*(a)                                                                1,012
   13,000     Onyx Pharmaceuticals, Inc.*(a)                                                             367
    9,300     Regeneron Pharmaceuticals, Inc.*(a)                                                        167
      800     United Therapeutics Corp.*(a)                                                               67
                                                                                                    --------
                                                                                                       2,396
                                                                                                    --------
              HEALTH CARE DISTRIBUTORS (0.3%)
   14,500     AmerisourceBergen Corp.(a)                                                                 257
    4,600     McKesson Corp.(a)                                                                          203
                                                                                                    --------
                                                                                                         460
                                                                                                    --------
              HEALTH CARE EQUIPMENT (0.5%)
    4,900     Baxter International, Inc.(a)                                                              259
    3,100     Becton, Dickinson and Co.(a)                                                               221
    1,400     Medtronic, Inc.(a)                                                                          49
    2,600     NuVasive, Inc.*(a)                                                                         116

================================================================================

24  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    4,000     Quidel Corp.*(a)                                                                      $     58
      400     Terumo Corp.(b)                                                                             18
                                                                                                    --------
                                                                                                         721
                                                                                                    --------
              HEALTH CARE FACILITIES (0.1%)
    2,400     HealthSouth Corp.*(a)                                                                       35
    4,000     Psychiatric Solutions, Inc.*(a)                                                             91
                                                                                                    --------
                                                                                                         126
                                                                                                    --------
              HEALTH CARE SERVICES (0.6%)
    2,600     Express Scripts, Inc.*(a)                                                                  179
   14,900     Medco Health Solutions, Inc.*(a)                                                           679
                                                                                                    --------
                                                                                                         858
                                                                                                    --------
              HEALTH CARE SUPPLIES (0.0%)
    1,700     Immucor Corp.*(a)                                                                           23
                                                                                                    --------
              MANAGED HEALTH CARE (1.2%)
   24,000     Aetna, Inc.(a)                                                                             601
    6,900     Centene Corp.*(a)                                                                          138
   42,200     Coventry Health Care, Inc.*(a)                                                             789
   10,000     UnitedHealth Group, Inc.(a)                                                                250
                                                                                                    --------
                                                                                                       1,778
                                                                                                    --------
              PHARMACEUTICALS (5.6%)
   17,900     Abbott Laboratories(a)                                                                     842
    3,100     Astellas Pharma, Inc.(a),(b)                                                               109
    8,409     AstraZeneca plc(a),(b)                                                                     370
      899     Bayer AG(a),(b)                                                                             48
    8,600     Bristol-Myers Squibb Co.(a)                                                                175
    2,500     Chugai Pharmaceutical Co., Ltd.(a),(b)                                                      48
   12,300     Cypress Bioscience, Inc.*(a)                                                               116
      600     Eisai Co. Ltd.(a),(b)                                                                       21
   34,200     Eli Lilly and Co.(a)                                                                     1,185
   23,916     GlaxoSmithKline plc(a),(b)                                                                 421
   24,500     Johnson & Johnson(a)                                                                     1,392
    6,600     Medicines Co.*(a)                                                                           55
   15,300     Medicis Pharmaceutical Corp. "A"(a)                                                        250
   18,600     Merck & Co., Inc.(a)                                                                       520
    9,593     Novartis AG(a),(b)                                                                         390
    4,394     Novo Nordisk A/S(a),(b)                                                                    239
   71,700     Pfizer, Inc.(a)                                                                          1,075
    1,971     Roche Holdings AG(a),(b)                                                                   268
    6,511     Sanofi-Aventis S.A.(a),(b)                                                                 383
    6,200     Takeda Pharmaceutical Co. Ltd.(a),(b)                                                      241

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
   17,600     VIVUS, Inc.*(a)                                                                       $    107
                                                                                                    --------
                                                                                                       8,255
                                                                                                    --------
              Total Health Care                                                                       14,617
                                                                                                    --------
              INDUSTRIALS (9.4%)
              ------------------
              AEROSPACE & DEFENSE (2.0%)
   32,725     BAE Systems plc(a),(b)                                                                     183
    1,700     Ceradyne, Inc.*(a)                                                                          30
      170     Chemring Group plc(a),(b)                                                                    6
    3,200     Curtiss-Wright Corp.(a)                                                                     95
    8,392     European Aeronautic Defense and Space Co. N.V.(a),(b)                                      136
    7,300     General Dynamics Corp.(a)                                                                  404
    4,900     Hexcel Corp.*(a)                                                                            47
    7,400     Lockheed Martin Corp.(a)                                                                   597
   11,700     Northrop Grumman Corp.(a)                                                                  535
    1,100     Precision Castparts Corp.(a)                                                                80
    7,700     Raytheon Co.(a)                                                                            342
   10,200     United Technologies Corp.(a)                                                               530
                                                                                                    --------
                                                                                                       2,985
                                                                                                    --------
              AIR FREIGHT & LOGISTICS (0.5%)
      700     C.H. Robinson Worldwide, Inc.(a)                                                            36
    3,715     Deutsche Post AG(b)                                                                         49
    4,600     FedEx Corp.(a)                                                                             256
    2,700     Hub Group, Inc. "A"*(a)                                                                     56
    6,500     United Parcel Service, Inc. "B"(a)                                                         325
    5,000     Yamato Holdings Co. Ltd.(b)                                                                 66
                                                                                                    --------
                                                                                                         788
                                                                                                    --------
              AIRLINES (0.0%)
    7,800     UAL Corp.*(a)                                                                               25
                                                                                                    --------
              BUILDING PRODUCTS (0.2%)
    6,100     Armstrong World Industries, Inc.*                                                          101
    3,413     Compagnie De Saint Gobain(a),(b)                                                           114
    3,200     Insteel Industries, Inc.(a)                                                                 26
                                                                                                    --------
                                                                                                         241
                                                                                                    --------
              COMMERCIAL PRINTING (0.3%)
    6,300     Deluxe Corp.(a)                                                                             81
   29,800     R.R. Donnelley & Sons Co.(a)                                                               346
                                                                                                    --------
                                                                                                         427
                                                                                                    --------
              CONSTRUCTION & ENGINEERING (0.9%)
    4,148     Balfour Beatty plc(a),(b)                                                                   21
    2,209     Bouygues S.A.(a),(b)                                                                        83

================================================================================

26  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
   17,100     EMCOR Group, Inc.*(a)                                                                 $    344
    7,500     Fluor Corp.(a)                                                                             385
    7,500     Granite Construction, Inc.(a)                                                              250
    1,800     Northwest Pipe Co.*(a)                                                                      62
    2,127     Sacyr Vallehermoso S.A.(a),(b)                                                              29
    2,600     Tutor Perini Corp.*                                                                         45
    2,900     URS Corp.*(a)                                                                              144
                                                                                                    --------
                                                                                                       1,363
                                                                                                    --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    5,100     Austal Ltd.(b)                                                                              11
    4,000     Daihatsu Diesel Manufacturing Co., Ltd.(a),(b)                                              26
    3,700     Joy Global, Inc.                                                                           132
      402     MAN AG(a),(b)                                                                               25
    3,000     Namura Shipbuilding Co., Ltd.(a),(b)                                                        19
    3,100     Wabtec Corp.(a)                                                                            100
                                                                                                    --------
                                                                                                         313
                                                                                                    --------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
   19,566     Brambles Ltd.(a),(b)                                                                        93
    7,219     Salmat Ltd.(a),(b)                                                                          21
                                                                                                    --------
                                                                                                         114
                                                                                                    --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    1,800     American Superconductor Corp.*(a)                                                           47
    2,300     Belden, Inc.(a)                                                                             39
    4,500     Emerson Electric Co.(a)                                                                    146
    1,300     Energy Conversion Devices, Inc.*(a)                                                         18
   22,000     GrafTech International Ltd.*(a)                                                            249
      394     Schneider Electric S.A.(a),(b)                                                              30
   12,600     Sumitomo Electric Industries Ltd.(b)                                                       141
    2,300     Woodward Governor Co.(a)                                                                    46
                                                                                                    --------
                                                                                                         716
                                                                                                    --------
              HEAVY ELECTRICAL EQUIPMENT (0.1%)
    1,877     ABB Ltd.*(a),(b)                                                                            29
    2,666     Alstom S.A.(a),(b)                                                                         158
    3,000     Mitsubishi Electric Corp.(a),(b)                                                            19
      100     Vestas Wind Systems A/S*(a),(b)                                                              7
                                                                                                    --------
                                                                                                         213
                                                                                                    --------
              HIGHWAYS & RAILTRACKS (0.1%)
    3,859     Atlantia S.p.A.(a),(b)                                                                      78
   17,428     Macquarie Infrastructure Group(a),(b)                                                       20
      813     Societe des Autoroutes Paris-Rhin-Rhone(a),(b)                                              55
                                                                                                    --------
                                                                                                         153
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
    9,600     Manpower, Inc.(a)                                                                     $    406
                                                                                                    --------
              INDUSTRIAL CONGLOMERATES (1.4%)
    3,400     3M Co.(a)                                                                                  204
   10,600     Carlisle Companies, Inc.(a)                                                                255
  108,400     General Electric Co.(a)                                                                  1,270
    9,000     Hutchison Whampoa Ltd.(a),(b)                                                               59
   24,000     Keppel Corp. Ltd.(a),(b)                                                                   114
    2,297     Siemens AG(a),(b)                                                                          159
                                                                                                    --------
                                                                                                       2,061
                                                                                                    --------
              INDUSTRIAL MACHINERY (1.1%)
    3,700     Actuant Corp. "A"(a)                                                                        45
    5,500     CIRCOR International, Inc.(a)                                                              130
    4,300     CLARCOR, Inc.(a)                                                                           125
    1,800     Danaher Corp.(a)                                                                           111
    4,000     Gardner Denver, Inc.*(a)                                                                   101
    2,800     ITT Corp.                                                                                  125
    5,807     Kone Oyj "B"(a),(b)                                                                        178
    6,600     Mueller Water Products, Inc. "A"(a)                                                         25
    1,900     Nordson Corp.(a)                                                                            73
   27,900     Timken Co.(a)                                                                              477
    5,541     Wartsila Corp. OYJ "B"(a),(b)                                                              179
                                                                                                    --------
                                                                                                       1,569
                                                                                                    --------
              MARINE (0.1%)
    1,014     Kuehne & Nagel International AG(a),(b)                                                      80
    3,751     Mermaid Marine Australia Ltd.(b)                                                             6
    5,000     Mitsui O.S.K. Lines Ltd.(a),(b)                                                             32
    6,000     Orient Overseas International Ltd.(a),(b)                                                   25
    3,200     TBS International Ltd. "A"*(a)                                                              25
                                                                                                    --------
                                                                                                         168
                                                                                                    --------
              MARINE PORTS & SERVICES (0.1%)
   21,000     Kamigumi Co. Ltd.(b)                                                                       177
                                                                                                    --------
              OFFICE SERVICES & SUPPLIES (0.1%)
    4,100     Brady Corp. "A"(a)                                                                         103
   13,948     Corp. Express Australia Ltd.(b)                                                             42
    3,600     HNI Corp.(a)                                                                                65
                                                                                                    --------
                                                                                                         210
                                                                                                    --------
              RAILROADS (0.3%)
        6     Central Japan Railway Co.(a),(b)                                                            37
    3,500     CSX Corp.                                                                                  121
      400     East Japan Railway Co.(a),(b)                                                               24

================================================================================

28  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    3,000     Kintetsu Corp.(b)                                                                     $     13
    2,400     Norfolk Southern Corp.                                                                      90
    3,200     Union Pacific Corp.(a)                                                                     167
                                                                                                    --------
                                                                                                         452
                                                                                                    --------
              RESEARCH & CONSULTING SERVICES (0.2%)
    2,621     Bureau Veritas S.A.(a),(b)                                                                 129
    2,700     CoStar Group, Inc.*(a)                                                                     108
    7,838     Experian plc(a),(b)                                                                         59
       15     SGS S.A.(a),(b)                                                                             18
                                                                                                    --------
                                                                                                         314
                                                                                                    --------
              SECURITY & ALARM SERVICES (0.2%)
   14,504     G4S plc(b)                                                                                  50
    4,700     Secom Co., Ltd.(a),(b)                                                                     191
                                                                                                    --------
                                                                                                         241
                                                                                                    --------
              TRADING COMPANIES & DISTRIBUTORS (0.5%)
   19,000     Itochu Corp.(a),(b)                                                                        131
   11,000     Marubeni Corp.(a),(b)                                                                       49
    5,800     Mitsubishi Corp.(a),(b)                                                                    106
    4,000     Mitsui & Co. Ltd.(a),(b)                                                                    47
   79,000     Noble Group Ltd.(b)                                                                         99
   15,300     Sumitomo Corp.(a),(b)                                                                      155
    5,500     WESCO International, Inc.*                                                                 138
                                                                                                    --------
                                                                                                         725
                                                                                                    --------
              TRUCKING (0.2%)
    6,000     ComfortDelGro Corp. Ltd.(a),(b)                                                              5
      900     FirstGroup plc(a),(b)                                                                        5
   14,000     Nippon Express Co.(b)                                                                       64
    7,200     Ryder System, Inc.(a)                                                                      201
    4,500     YRC Worldwide, Inc.*(a)                                                                      8
                                                                                                    --------
                                                                                                         283
                                                                                                    --------
              Total Industrials                                                                       13,944
                                                                                                    --------
              INFORMATION TECHNOLOGY (12.7%)
              ------------------------------
              APPLICATION SOFTWARE (0.8%)
    5,800     Adobe Systems, Inc.*(a)                                                                    164
    5,355     Autonomy Corp.*(a),(b)                                                                     127
    1,900     Blackboard, Inc.*(a)                                                                        55
   17,000     Compuware Corp.*(a)                                                                        117
    1,300     Concur Technologies, Inc.*(a)                                                               40
    4,100     Fair Isaac Corp.(a)                                                                         63
    2,900     Informatica Corp.*(a)                                                                       50

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
   12,000     Intuit, Inc.*(a)                                                                      $    338
   12,500     Lawson Software, Inc.*(a)                                                                   70
    8,400     Parametric Technology Corp.*(a)                                                             98
    1,386     SAP AG(a),(b)                                                                               56
    7,400     TIBCO Software, Inc.*(a)                                                                    53
                                                                                                    --------
                                                                                                       1,231
                                                                                                    --------
              COMMUNICATIONS EQUIPMENT (1.8%)
    3,200     Avocent Corp.*(a)                                                                           45
    5,200     Bel Fuse, Inc. "B"(a)                                                                       83
   40,900     Cisco Systems, Inc.*(a)                                                                    762
    6,200     EchoStar Corp. "A"*(a)                                                                      99
    2,600     Harris Corp.                                                                                74
    5,834     LM Ericsson Telephone Co. "B" ADR(a),(b)                                                    57
    7,074     Nokia Oyj(a),(b)                                                                           103
    6,800     Polycom, Inc.*(a)                                                                          138
   22,300     QUALCOMM, Inc.(a)                                                                        1,008
   18,700     Sycamore Networks, Inc.*(a)                                                                 59
   15,800     Tekelec*(a)                                                                                266
                                                                                                    --------
                                                                                                       2,694
                                                                                                    --------
              COMPUTER HARDWARE (2.4%)
    8,800     Apple, Inc.*(a)                                                                          1,253
    4,000     Dell, Inc.*(a)                                                                              55
   27,000     Fujitsu Ltd.(a),(b)                                                                        146
   15,100     Hewlett-Packard Co.(a)                                                                     584
   11,500     International Business Machines Corp.(a)                                                 1,201
    9,500     Isilon Systems, Inc.*(a)                                                                    40
   25,000     NEC Corp.*(b)                                                                               98
    6,400     Teradata Corp.*(a)                                                                         150
    9,000     Toshiba Corp.(a),(b)                                                                        32
                                                                                                    --------
                                                                                                       3,559
                                                                                                    --------
              COMPUTER STORAGE & PERIPHERALS (0.4%)
    9,000     EMC Corp.*(a)                                                                              118
    5,000     Intermec, Inc.*(a)                                                                          64
   14,300     Seagate Technology(a)                                                                      150
    1,200     Seiko Epson Corp.(a),(b)                                                                    19
    8,400     Western Digital Corp.*(a)                                                                  223
                                                                                                    --------
                                                                                                         574
                                                                                                    --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
   10,600     Automatic Data Processing, Inc.(a)                                                         376
    4,400     Computer Sciences Corp.*(a)                                                                195
    3,726     Computershare Ltd.(a),(b)                                                                   27

================================================================================

30  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
   12,300     Convergys Corp.*                                                                      $    114
   11,600     CSG Systems International, Inc.*(a)                                                        153
    7,700     Fidelity National Information Services, Inc.(a)                                            154
    3,100     Visa, Inc. "A"(a)                                                                          193
    8,400     Western Union Co.                                                                          138
                                                                                                    --------
                                                                                                       1,350
                                                                                                    --------
              ELECTRONIC COMPONENTS (0.4%)
    1,600     Kyocera Corp.(a),(b)                                                                       120
    1,700     Mitsumi Electric Co. Ltd.(b)                                                                36
    1,800     Murata Manufacturing Co., Ltd.(a),(b)                                                       76
   19,000     Nippon Electric Glass Co. Ltd.(a),(b)                                                      212
   26,800     Vishay Intertechnology, Inc.*(a)                                                           182
                                                                                                    --------
                                                                                                         626
                                                                                                    --------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    6,400     Electro Scientific Industries, Inc.*(a)                                                     72
                                                                                                    --------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
   29,900     Jabil Circuit, Inc.(a)                                                                     222
    6,100     Multi-Fineline Electronix, Inc.*(a)                                                        130
                                                                                                    --------
                                                                                                         352
                                                                                                    --------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
      900     Nintendo Co. Ltd.(a),(b)                                                                   248
    1,800     Square Enix Holdings Co., Ltd.(b)                                                           42
                                                                                                    --------
                                                                                                         290
                                                                                                    --------
              INTERNET SOFTWARE & SERVICES (0.9%)
    3,200     Ariba, Inc.*(a)                                                                             32
    1,000     Digital River, Inc.*(a)                                                                     36
    1,800     Google, Inc. "A"*(a)                                                                       759
      500     Sohu.com, Inc.*(a)                                                                          31
    4,778     United Internet AG*(b)                                                                      56
    4,000     VistaPrint Ltd.*(a)                                                                        171
      369     Yahoo Japan Corp.(a),(b)                                                                   117
    3,000     Yahoo!, Inc.*(a)                                                                            47
                                                                                                    --------
                                                                                                       1,249
                                                                                                    --------
              IT CONSULTING & OTHER SERVICES (0.6%)
    9,000     Accenture Ltd. "A"(a)                                                                      301
    1,400     CACI International, Inc. "A"*(a)                                                            60
    9,300     Gartner, Inc.*(a)                                                                          142
    2,199     Ordina N.V.*(b)                                                                              8
   20,200     SAIC, Inc.*(a)                                                                             375
                                                                                                    --------
                                                                                                         886
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              OFFICE ELECTRONICS (0.2%)
    2,000     Canon, Inc.(a),(b)                                                                    $     65
    1,224     Neopost S.A.(a),(b)                                                                        110
    1,900     Oce N.V.(b)                                                                                 10
    6,000     Ricoh Co. Ltd.(a),(b)                                                                       77
                                                                                                    --------
                                                                                                         262
                                                                                                    --------
              SEMICONDUCTOR EQUIPMENT (0.2%)
    1,600     Advantest Corp.(a),(b)                                                                      29
    7,800     Cohu, Inc.(a)                                                                               70
    8,900     Entegris, Inc.*(a)                                                                          24
    3,700     FEI Co.*(a)                                                                                 85
    6,600     MKS Instruments, Inc.*(a)                                                                   87
      800     Shinkawa Ltd.(b)                                                                            11
                                                                                                    --------
                                                                                                         306
                                                                                                    --------
              SEMICONDUCTORS (0.6%)
    2,600     Atheros Communications, Inc.*(a)                                                            50
   12,100     Exar Corp.*(a)                                                                              87
    7,300     Intel Corp.(a)                                                                             121
   10,400     Micron Technology, Inc.*(a)                                                                 53
    5,500     Microsemi Corp.*(a)                                                                         76
    9,600     PMC-Sierra, Inc.*(a)                                                                        76
      900     Rohm Co.(b)                                                                                 65
   16,600     Texas Instruments, Inc.(a)                                                                 354
                                                                                                    --------
                                                                                                         882
                                                                                                    --------
              SYSTEMS SOFTWARE (1.7%)
      700     McAfee, Inc.*(a)                                                                            29
    5,500     MICROS Systems, Inc.*(a)                                                                   139
   92,500     Microsoft Corp.(a)                                                                       2,199
    5,000     Sybase, Inc.*(a)                                                                           157
                                                                                                    --------
                                                                                                       2,524
                                                                                                    --------
              TECHNOLOGY DISTRIBUTORS (1.3%)
   28,100     Arrow Electronics, Inc.*(a)                                                                597
   46,100     Avnet, Inc.*(a)                                                                            969
   14,900     Ingram Micro, Inc. "A"*(a)                                                                 261
    2,300     Tech Data Corp.*(a)                                                                         75
                                                                                                    --------
                                                                                                       1,902
                                                                                                    --------
              Total Information Technology                                                            18,759
                                                                                                    --------

================================================================================

32  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              MATERIALS (3.9%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
    7,000     Asahi Kasei Corp.(b)                                                                  $     35
    4,000     Denki Kagaku Kogyo Kabushiki Kaisha(b)                                                      11
    1,000     Kaneka Corp.(a),(b)                                                                          7
    6,000     Kuraray Co.(b)                                                                              67
                                                                                                    --------
                                                                                                         120
                                                                                                    --------
              CONSTRUCTION MATERIALS (0.1%)
    1,294     Holcim Ltd.(a),(b)                                                                          74
    1,963     Lafarge S.A.*(a),(b)                                                                       133
                                                                                                    --------
                                                                                                         207
                                                                                                    --------
              DIVERSIFIED CHEMICALS (0.8%)
   13,206     Ashland, Inc.(a)                                                                           370
    2,118     BASF AG(a),(b)                                                                              85
   11,800     Cabot Corp.                                                                                149
   12,900     Dow Chemical Co.(a)                                                                        208
    2,900     E.I. du Pont de Nemours & Co.(a)                                                            74
    2,800     Eastman Chemical Co.(a)                                                                    106
    1,000     Mitsubishi Gas Chemical Co., Inc.(b)                                                         5
    2,000     Nippon Soda Co., Ltd.(b)                                                                     9
    3,600     Olin Corp.(a)                                                                               43
    8,254     Orica Ltd.(a),(b)                                                                          144
                                                                                                    --------
                                                                                                       1,193
                                                                                                    --------
              DIVERSIFIED METALS & MINING (0.7%)
    1,471     Antofagasta plc(b)                                                                          14
    8,313     BHP Billiton Ltd.(a),(b)                                                                   228
    2,958     BHP Billiton plc(a),(b)                                                                     67
    4,878     Boliden AB(a),(b)                                                                           37
    7,355     Kazakhmys plc(b)                                                                            77
    8,855     Oxiana Ltd.(a),(b)                                                                           7
    1,420     Rio Tinto Ltd.(a),(b)                                                                       59
    4,122     Rio Tinto plc(a),(b)                                                                       143
   13,000     Sumitomo Metal Mining Co. Ltd.(b)                                                          183
   19,861     Xstrata plc(a),(b)                                                                         219
                                                                                                    --------
                                                                                                       1,034
                                                                                                    --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    2,132     K&S AG(a),(b)                                                                              120
    2,600     Monsanto Co.(a)                                                                            193
    4,605     Nufarm Ltd.(a),(b)                                                                          34
      705     Syngenta AG(a),(b)                                                                         164

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    5,300     Terra Industries, Inc.(a)                                                             $    128
    1,740     Yara International ASA(a),(b)                                                               49
                                                                                                    --------
                                                                                                         688
                                                                                                    --------
              GOLD (0.1%)
    1,370     Coeur d'Alene Mines Corp.*                                                                  17
    2,478     Newcrest Mining Ltd.(a),(b)                                                                 60
                                                                                                    --------
                                                                                                          77
                                                                                                    --------
              INDUSTRIAL GASES (0.1%)
      260     Air Liquide S.A.(a),(b)                                                                     24
       98     Linde AG(a),(b)                                                                              8
    1,000     Praxair, Inc.(a)                                                                            71
                                                                                                    --------
                                                                                                         103
                                                                                                    --------
              METAL & GLASS CONTAINERS (0.1%)
    3,300     Owens-Illinois, Inc.*(a)                                                                    93
    9,657     Rexam plc(a),(b)                                                                            45
                                                                                                    --------
                                                                                                         138
                                                                                                    --------
              PAPER PACKAGING (0.1%)
      487     Huhtamaki Oyj(a),(b)                                                                         5
    4,000     Overseas Chinese Town Asia Holdings Ltd.(b)                                                 18
    3,700     Sonoco Products Co.(a)                                                                      89
                                                                                                    --------
                                                                                                         112
                                                                                                    --------
              PAPER PRODUCTS (0.4%)
      415     Holmen AB(a),(b)                                                                             9
   19,400     International Paper Co.(a)                                                                 293
   14,043     Svenska Cellulosa AB(a),(b)                                                                148
   15,300     Wausau Paper Corp.(a)                                                                      103
                                                                                                    --------
                                                                                                         553
                                                                                                    --------
              PRECIOUS METALS & MINERALS (0.0%)
    1,607     Fresnillo plc(b)                                                                            14
                                                                                                    --------
              SPECIALTY CHEMICALS (0.1%)
    4,900     Cytec Industries, Inc.(a)                                                                   91
    4,000     Sumitomo Seika Chemicals Co., Ltd.(b)                                                       16
    3,200     W.R. Grace & Co.*(a)                                                                        39
                                                                                                    --------
                                                                                                         146
                                                                                                    --------
              STEEL (0.9%)
    2,400     AK Steel Holding Corp.(a)                                                                   46
    4,465     ArcelorMittal ADR(a),(b)                                                                   147
   26,400     Cliffs Natural Resources, Inc.(a)                                                          646
    5,886     Delta plc(b)                                                                                11
   40,000     Godo Steel Ltd.(a),(b)                                                                     119

================================================================================

34  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    1,300     JFE Holdings, Inc.(a),(b)                                                             $     43
    3,100     Kyoei Steel Ltd.(a),(b)                                                                     88
   17,000     Nippon Steel Corp.(a),(b)                                                                   65
    2,961     Onesteel Ltd.(a),(b)                                                                         6
    1,200     Reliance Steel & Aluminum Co.(a)                                                            46
    1,069     ThyssenKrupp AG(a),(b)                                                                      27
    2,400     United States Steel Corp.(a)                                                                86
    6,100     Worthington Industries, Inc.(a)                                                             78
                                                                                                    --------
                                                                                                       1,408
                                                                                                    --------
              Total Materials                                                                          5,793
                                                                                                    --------
              TELECOMMUNICATION SERVICES (3.5%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.1%)
      953     Iliad S.A.*(a),(b)                                                                          92
    6,300     tw telecom, inc.*(a)                                                                        65
                                                                                                    --------
                                                                                                         157
                                                                                                    --------
              INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
   63,200     AT&T, Inc.(a)                                                                            1,570
      781     Belgacom S.A.(b)                                                                            25
   51,872     BT Group plc(a),(b)                                                                         87
   43,500     Cincinnati Bell, Inc.*(a)                                                                  123
    5,615     France Telecom S.A.(a),(b)                                                                 128
    1,419     Koninklijke (Royal) KPN N.V.(a),(b)                                                         20
    3,100     NeuStar, Inc. "A"*                                                                          69
    3,400     Nippon Telegraph & Telephone Corp.(a),(b)                                                  138
    2,410     Portugal Telecom SGPS S.A.(a),(b)                                                           24
      533     Swisscom AG(a),(b)                                                                         164
   82,043     Telecom Italia S.p.A.(a),(b)                                                               103
   16,506     Telefonica S.A.(a),(b)                                                                     374
   13,800     Telenor ASA*(a),(b)                                                                        106
   23,156     Teliasonera AB(a),(b)                                                                      122
   25,300     Verizon Communications, Inc.(a)                                                            777
                                                                                                    --------
                                                                                                       3,830
                                                                                                    --------
              WIRELESS TELECOMMUNICATION SERVICES (0.8%)
       23     KDDI Corp.(a),(b)                                                                          122
    3,700     NII Holdings, Inc. "B"*                                                                     70
       58     NTT DoCoMo, Inc.(a),(b)                                                                     85
      900     Telephone & Data Systems, Inc.(a)                                                           25
    8,600     U.S. Cellular Corp.*(a)                                                                    331
  290,034     Vodafone Group plc(a),(b)                                                                  561
                                                                                                    --------
                                                                                                       1,194
                                                                                                    --------
              Total Telecommunication Services                                                         5,181
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              UTILITIES (4.3%)
              ----------------
              ELECTRIC UTILITIES (2.3%)
    6,600     American Electric Power Co., Inc.(a)                                                  $    191
    6,400     Central Vermont Public Service Corp.(a)                                                    116
   17,000     Cheung Kong Infrastructure Holdings, Ltd.(a),(b)                                            59
    2,500     Chubu Electric Power Co., Inc.(a),(b)                                                       58
   14,200     Duke Energy Corp.(a)                                                                       207
    5,598     E.ON AG(a),(b)                                                                             199
    8,100     Edison International(a)                                                                    255
   26,136     EDP-Energias de Portugal(a),(b)                                                            102
   11,400     Empire District Electric Co.(a)                                                            188
   50,404     Enel S.p.A.(a),(b)                                                                         245
    1,000     Entergy Corp.                                                                               77
   12,000     Exelon Corp.(a)                                                                            614
    3,500     FirstEnergy Corp.(a)                                                                       136
      625     Fortum Oyj(a),(b)                                                                           14
   24,000     Hong Kong Electric Holdings Ltd.(a),(b)                                                    134
    8,974     Iberdrola S.A.(a),(b)                                                                       73
    2,300     Kansai Electric Power Co., Inc.(a),(b)                                                      51
      400     Kyushu Electric Power Co., Inc.(a),(b)                                                       9
   26,200     NV Energy, Inc.(a)                                                                         283
      200     Okinawa Electric Power Co., Inc.(a),(b)                                                     11
    6,400     Pepco Holdings, Inc.(a)                                                                     86
    7,127     Public Power Corp.*(a),(b)                                                                 147
    2,466     Scottish & Southern Energy plc(a),(b)                                                       46
    2,800     Southern Co.(a)                                                                             87
    4,099     Terna-Rete Elettrica Nationale S.p.A.(a),(b)                                                14
                                                                                                    --------
                                                                                                       3,402
                                                                                                    --------
              GAS UTILITIES (0.4%)
    3,602     Enagas S.A.(a),(b)                                                                          71
    3,672     Gas Natural SDG S.A.(a),(b)                                                                 67
    3,400     ONEOK, Inc.(a)                                                                             100
   34,000     Osaka Gas Co. Ltd.(a),(b)                                                                  109
   11,658     Snam Rete Gas S.p.A.(a),(b)                                                                 51
    4,000     Tokyo Gas Co. Ltd.(a),(b)                                                                   14
    5,600     UGI Corp.(a)                                                                               143
                                                                                                    --------
                                                                                                         555
                                                                                                    --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
   11,100     AES Corp.*                                                                                 129
    6,528     Energy Developments Ltd.(b)                                                                 10
   11,700     Mirant Corp.*(a)                                                                           184
   12,700     NRG Energy, Inc.*(a)                                                                       330
                                                                                                    --------
                                                                                                         653
                                                                                                    --------

================================================================================

36  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES (0.9%)
   11,791     Centrica plc(a),(b)                                                                   $     43
    6,800     Dominion Resources, Inc.(a)                                                                227
    1,824     Gaz de France S.A.(a),(b)                                                                   68
    6,800     MDU Resources Group, Inc.(a)                                                               129
   27,241     National Grid plc(a),(b)                                                                   246
    8,600     NiSource, Inc.(a)                                                                          100
    3,555     RWE AG(a),(b)                                                                              278
    4,100     Sempra Energy(a)                                                                           203
                                                                                                    --------
                                                                                                       1,294
                                                                                                    --------
              WATER UTILITIES (0.3%)
    7,000     Connecticut Water Service, Inc.(a)                                                         152
   11,200     Middlesex Water Co.(a)                                                                     162
   17,400     Southwest Water Co.(a)                                                                      96
                                                                                                    --------
                                                                                                         410
                                                                                                    --------
              Total Utilities                                                                          6,314
                                                                                                    --------
              Total Common Stocks (cost: $121,839)                                                   122,126
                                                                                                    --------

------------------------------------------------------------------------------------------------------------
PRINC. AMT.
$(000)/SHRS.
------------------------------------------------------------------------------------------------------------
              PREFERRED SECURITIES (0.1%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.0%)
      951     Porsche AG(a),(b)                                                                           64
      198     Volkswagen AG(a),(b)                                                                        14
                                                                                                    --------
              Total Consumer Discretionary                                                                78
                                                                                                    --------
              FINANCIALS (0.1%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
   $  200     White Mountains Re Group, 7.51%, perpetual(a),(c)                                          117
                                                                                                    --------
              U.S. GOVERNMENT (0.0%)
              ----------------------
    6,000     Fannie Mae, 8.25%, perpetual*(a)                                                             9
    6,000     Freddie Mac, 8.38%, perpetual*(a)                                                            7
                                                                                                    --------
              Total U.S. Government                                                                       16
                                                                                                    --------
              Total Preferred Securities (cost: $451)                                                    211
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (7.8%)
   18,686     iShares MSCI EAFE Index Fund(a)                                                       $    856
  331,223     iShares MSCI Emerging Markets Index Fund(a)                                             10,675
                                                                                                    --------
              Total Exchange-Traded Funds (cost: $11,553)                                             11,531
                                                                                                    --------

              HEDGE FUNDS (2.0%)
  193,899     Deutsche iGAP Investment Trust "B", acquired 8/01/2008; cost: $3,750*(d),(e)             2,916
                                                                                                    --------
              RIGHTS (0.0%)

              CONSUMER STAPLES (0.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.0%)
    9,724     Golden Agri-Resources Ltd.*(b)                                                               2
                                                                                                    --------
              FINANCIALS (0.0%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
    3,922     Fortis, acquired 10/13/2008; cost $0*(b),(d)                                                 -
                                                                                                    --------
              Total Rights (cost: $0)                                                                      2
                                                                                                    --------
              Total Equity Securities (cost: $137,593)                                               136,786
                                                                                                    --------

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                           COUPON                                VALUE
(000)         SECURITY                                            RATE             MATURITY            (000)
------------------------------------------------------------------------------------------------------------
              BONDS (3.4%)

              CORPORATE OBLIGATIONS (2.5%)

              ENERGY (0.3%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    $ 200     Enbridge Energy Partners, LP(a)                     8.05%           10/01/2037             146
      200     Enterprise Products Operating LP(a)                 7.03             1/15/2068             148
      200     TEPPCO Partners, LP(a)                              7.00             6/01/2067             150
                                                                                                    --------
              Total Energy                                                                               444
                                                                                                    --------
              FINANCIALS (2.2%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
      200     American Capital Strategies Ltd.(a)                 8.60(f)          8/01/2012             120
                                                                                                    --------
              CONSUMER FINANCE (0.1%)
      200     General Motors Acceptance Corp., LLC(a)             6.75            12/01/2014             154
                                                                                                    --------

================================================================================

38  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                           COUPON                                VALUE
(000)         SECURITY                                            RATE             MATURITY            (000)
------------------------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (0.2%)
    $ 200     USB Capital IX(a)                                   6.19%                    -(g)     $    135
      200     Wells Fargo Capital XV(a)                           9.75                     -(g)          194
                                                                                                    --------
                                                                                                         329
                                                                                                    --------
              MULTI-LINE INSURANCE (0.5%)
      200     American International Group, Inc.(c)               8.18             5/15/2058              57
    1,000     Genworth Financial, Inc.(a)                         6.15            11/15/2066             451
      600     Oil Insurance Ltd.(a),(c)                           7.56                     -(g)          295
                                                                                                    --------
                                                                                                         803
                                                                                                    --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
      200     Countrywide Financial Corp.(a)                      5.00            12/15/2009             198
      200     JPMorgan Chase & Co.(a)                             7.90                     -(g)          175
    1,000     Textron Financial Corp.(c)                          6.00             2/15/2067             451
                                                                                                    --------
                                                                                                         824
                                                                                                    --------
              REGIONAL BANKS (0.3%)
      500     Webster Capital Trust IV                            7.65             6/15/2037             288
      308     Zions Bancorp(a)                                    5.50            11/16/2015             222
                                                                                                    --------
                                                                                                         510
                                                                                                    --------
              REITs - RETAIL (0.4%)
    1,000     New Plan Excel Realty Trust, Inc.                   5.13             9/15/2012             575
                                                                                                    --------
              Total Financials                                                                         3,315
                                                                                                    --------
              Total Corporate Obligations (cost: $3,331)                                               3,759
                                                                                                    --------

              EURODOLLAR AND YANKEE OBLIGATIONS (0.8%)

              FINANCIALS (0.8%)
              -----------------
              DIVERSIFIED BANKS (0.1%)
      200     Lloyds TSB Group plc(a),(c)                         6.27                     -(g)           68
                                                                                                    --------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
      500     UBS Preferred Funding Trust I                       8.62                     -(g)          356
                                                                                                    --------
              MULTI-LINE INSURANCE (0.4%)
    1,000     ING Capital Funding Trust III                       8.44                     -(g)          630
                                                                                                    --------
              REGIONAL BANKS (0.1%)
      200     Credit Agricole S.A.(a),(c)                         6.64                     -(g)          118
                                                                                                    --------
              Total Financials                                                                         1,172
                                                                                                    --------
              Total Eurodollar and Yankee Obligations (cost: $1,283)                                   1,172
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                           COUPON                                VALUE
(000)         SECURITY                                            RATE             MATURITY            (000)
------------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (0.1%)

              FINANCIALS (0.1%)
              -----------------
              ASSET-BACKED FINANCING (0.1%)
    $ 136     GE Equipment Midticket, LLC(a) (cost: $80)          0.64%(f)         9/15/2017        $     69
                                                                                                    --------
              Total Bonds (cost: $4,694)                                                               5,000
                                                                                                    --------
              MONEY MARKET INSTRUMENTS (6.0%)
              U.S. TREASURY BILLS (0.2%)
      202     1.01%, 9/17/2009(i)                                                                        202
       70     1.15%, 12/17/2009(i)                                                                        70
                                                                                                    --------
              Total U.S. Treasury Bills                                                                  272
                                                                                                    --------

------------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (5.8%)
8,649,073     State Street Institutional Liquid Reserve Fund, 0.42%(h),(j)                             8,649
                                                                                                    --------
              Total Money Market Instruments (cost: $8,921)                                            8,921
                                                                                                    --------

              TOTAL INVESTMENTS (COST: $151,208)                                                    $150,707
                                                                                                    ========

------------------------------------------------------------------------------------------------------------
NUMBER OF
CONTRACTS
------------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.6%)
      358     Put - On iShares MSCI Emerging Markets Index expiring July 18, 2009 at 29                    6
    2,951     Put - On iShares MSCI Emerging Markets Index expiring July 18, 2009 at 28                   34
      375     Put - On iShares MSCI EAFE Index expiring July 18, 2009 at 41                                4
    6,497     Put - On iShares MSCI EAFE Index expiring July 18, 2009 at 42                               97
      373     Put - On iShares MSCI EAFE Index expiring September 19, 2009 at 42                          42
      311     Put - On Russell 2000 Index expiring August 22, 2009 at 430                                132
       23     Put - On Russell 2000 Index expiring September 19, 2009 at 440                              21
      737     Put - On S&P 500 Index expiring August 22, 2009 at 800                                     486
       48     Put - On S&P 500 Index expiring September 19, 2009 at 800                                   62
                                                                                                    --------

              TOTAL PURCHASED OPTIONS (COST: $1,685)                                                $    885
                                                                                                    ========

================================================================================

40  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              WRITTEN OPTIONS (0.4%)
     (23)     Call - On Russell 2000 Index expiring August 22, 2009 at 540                          $    (22)
    (137)     Call - On Russell 2000 Index expiring July 18, 2009 at 530                                 (55)
    (114)     Call - On Russell 2000 Index expiring July 18, 2009 at 540                                 (23)
    (174)     Call - On iShares MSCI Emerging Markets Index expiring July 18, 2009 at 34                  (5)
  (2,103)     Call - On iShares MSCI Emerging Markets Index expiring July 18, 2009 at 35                 (25)
    (530)     Call - On iShares MSCI EAFE Index expiring August 22, 2009 at 48                           (40)
    (200)     Call - On iShares MSCI EAFE Index expiring July 18, 2009 at 48                              (4)
  (5,331)     Call - On iShares MSCI EAFE Index expiring July 18, 2009 at 49                             (40)
     (48)     Call - On S&P 500 Index expiring August 22, 2009 at 960                                    (63)
    (372)     Call - On S&P 500 Index expiring July 18, 2009 at 960                                     (119)
    (300)     Call - On S&P 500 Index expiring July 18, 2009 at 995                                     (129)
                                                                                                    --------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $1,732)                                     $   (525)
                                                                                                    ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 31.0% of net assets at June 30, 2009.

o   CATEGORIES AND DEFINITIONS

    HEDGE FUNDS -- private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

================================================================================

42  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    iShares Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

    REIT      Real estate investment trust

o   SPECIFIC NOTES

    (a) At June 30, 2009, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.

    (b) Security was fair valued at June 30, 2009, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at June 30, 2009, was $2,916,000, which represented 2.0% of the Fund's net assets.

    (e) Restricted security that is not registered under the Securities Act of 1933.

    (f) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2009.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

    (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (h) Rate represents the money market fund annualized seven-day yield at June 30, 2009.

    (i) Securities with a value of $272,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (j) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2009, as shown in the following table:

                                                                     VALUE AT            UNREALIZED
                                                          --------------------------    APPRECIATION/
TYPE OF FUTURE        EXPIRATION   CONTRACTS   POSITION   TRADE DATE   JUNE 30, 2009   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
SPI 200 Index
  Futures           September 2009     1         Long     $   81,000    $   79,000        $(2,000)
DJ Euro Stoxx 50
  Index Futures     September 2009     4         Long        134,000       134,000              -
FTSE 100 Index
  Futures           September 2009     2         Long        139,000       139,000              -
Russell 2000 Mini
  Index Futures     September 2009    44         Long      2,232,000     2,232,000              -
Nikkei 225 Index
  Futures           September 2009     4         Long        197,000       199,000          2,000
-----------------------------------------------------------------------------------------------------
                                                          $2,783,000    $2,783,000        $     -
-----------------------------------------------------------------------------------------------------

       * Non-income producing security.

See accompanying notes to financial statements.

================================================================================

44  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $151,208)                     $150,707
   Purchased options, at market value (cost of $1,685)                                    885
   Cash                                                                                    29
   Cash denominated in foreign currencies (identified cost of $386)                       387
   Receivables:
      Capital shares sold                                                                 702
      USAA Investment Management Company (Note 5D)                                         46
      Dividends and interest                                                              296
      Securities sold                                                                      70
                                                                                     --------
         Total assets                                                                 153,122
                                                                                     --------
LIABILITIES
   Payables:
      Securities purchased                                                              4,444
      Capital shares redeemed                                                              10
      Written options, at market value (premiums received of $1,732)                      525
   Variation margin on futures contracts                                                    5
   Accrued management fees                                                                 68
   Other accrued expenses and payables                                                     67
                                                                                     --------
         Total liabilities                                                              5,119
                                                                                     --------
            Net assets applicable to capital shares outstanding                      $148,003
                                                                                     ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                   $151,453
   Accumulated undistributed net investment income                                        980
   Accumulated net realized loss on investments, options, and
      futures transactions                                                             (4,340)
   Net unrealized depreciation of investments, options, and futures contracts             (94)
   Net unrealized appreciation of foreign currency translations                             4
                                                                                     --------
            Net assets applicable to capital shares outstanding                      $148,003
                                                                                     ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                         16,701
                                                                                     ========
   Net asset value, redemption price, and offering price per share                   $   8.86
                                                                                     ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  45

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $44)                                   $ 1,260
   Interest                                                                               207
                                                                                      -------
         Total income                                                                   1,467
                                                                                      -------
EXPENSES
   Management fees                                                                        290
   Administration and servicing fees                                                       24
   Transfer agent's fees                                                                   24
   Custody and accounting fees                                                            143
   Shareholder reporting fees                                                               3
   Trustees' fees                                                                           5
   Registration fees                                                                        3
   Professional fees                                                                       35
   Other                                                                                    6
                                                                                      -------
         Total expenses                                                                   533
   Expenses reimbursed                                                                    (46)
                                                                                      -------
         Net expenses                                                                     487
                                                                                      -------
NET INVESTMENT INCOME                                                                     980
                                                                                      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                                      (5,641)
      Foreign currency transactions                                                        13
      Options                                                                          (7,567)
      Futures transactions                                                                215
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                      15,457
      Foreign currency translations                                                         4
      Options                                                                           3,602
      Futures contracts                                                                   (56)
                                                                                      -------
         Net realized and unrealized gain                                               6,027
                                                                                      -------
   Increase in net assets resulting from operations                                   $ 7,007
                                                                                      =======

See accompanying notes to financial statements.

================================================================================

46  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2009 (unaudited), and period ended December 31, 2008

----------------------------------------------------------------------------------------------
                                                                    6/30/2009      12/31/2008*
----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $    980        $    498
   Net realized loss on investments                                    (5,641)         (7,179)
   Payment from USAA Investment Management Company
      for loss realized on disposal of investments in violation
      of restrictions                                                       -              30
   Net realized gain on foreign currency transactions                      13              60
   Net realized gain (loss) on options                                 (7,567)         16,120
   Net realized gain (loss) on futures transactions                       215            (296)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      15,457         (15,958)
      Options                                                           3,602          (3,195)
      Foreign currency translations                                         4               -
      Futures contracts                                                   (56)             56
                                                                     ------------------------
      Increase (decrease) in net assets resulting from
         operations                                                     7,007          (9,864)
                                                                     ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                    -            (593)
                                                                     ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           69,821          84,085
   Reinvested dividends                                                     -              69
   Cost of shares redeemed                                             (2,388)           (134)
                                                                     ------------------------
      Increase in net assets from capital share transactions           67,433          84,020
                                                                     ------------------------
   Net increase in net assets                                          74,440          73,563
NET ASSETS
   Beginning of period                                                 73,563               -
                                                                     ------------------------
   End of period                                                     $148,003        $ 73,563
                                                                     ========================
Accumulated undistributed net investment income:
   End of period                                                     $    980        $      -
                                                                     ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                          8,452           8,556
   Shares issued for dividends reinvested                                   -               8
   Shares redeemed                                                       (300)            (15)
                                                                     ------------------------
      Increase in shares outstanding                                    8,152           8,549
                                                                     ========================

*Fund commenced operations on July 31, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  47

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek an average annual return that is greater than the 1-year U.S. Treasury bond, before fees and expenses, over a full market cycle while seeking to limit the Fund's exposure to large negative returns. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), stock, corporate bond, or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

48  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

         In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8.   Options are valued by a pricing service at the National Best Bid/Offer
         (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges

================================================================================

50  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

         determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Statement of Financial Accounting Standards
    (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Funds' own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of June 30, 2009:

                                                                                 SIGNIFICANT
                                                            OTHER SIGNIFICANT   UNOBSERVABLE
                                            QUOTED PRICES   OBSERVABLE INPUTS         INPUTS
INVESTMENTS*                                    (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
--------------------------------------------------------------------------------------------
Equity Securities                            $103,832,000         $32,954,000             $-
Corporate Debt Obligations                              -           3,759,000              -
Eurodollar and Yankee Obligations                       -           1,172,000              -
Asset-Backed Securities                                 -              69,000              -
U.S. Treasury Bills                                     -             272,000              -
Money Market Funds                              8,649,000                   -              -
Purchased Options                                 885,000                   -              -
Other Financial Instruments                             -                   -              -
--------------------------------------------------------------------------------------------
Total                                        $113,366,000         $38,226,000             $-
--------------------------------------------------------------------------------------------

    *Refer to the portfolio of investments for a detailed list of the Fund's investments. Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

================================================================================

52  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    The following is a summary of the inputs used to value the Fund's liabilities as of June 30, 2009:

                                                                                 SIGNIFICANT
                                                            OTHER SIGNIFICANT   UNOBSERVABLE
                                            QUOTED PRICES   OBSERVABLE INPUTS         INPUTS
                                                (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
--------------------------------------------------------------------------------------------
Written Options                                  $525,000                  $-             $-
--------------------------------------------------------------------------------------------

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- Effective January 1, 2009, the Fund adopted SFAS No. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FINANCIAL ACCOUNTING STANDARDS BOARD
    (FASB) STATEMENT NO. 133" (SFAS 161) -- This standard requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements, if any.

    The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the

================================================================================

54  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement an equity index option-based strategy which involves selling index call options and purchasing index put options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2009 (IN THOUSANDS)

                                         ASSET DERIVATIVES              LIABILITY DERIVATIVES
------------------------------------------------------------------------------------------------
                                 STATEMENT OF                        STATEMENT OF
DERIVATIVES NOT ACCOUNTED        ASSETS AND                          ASSETS AND
FOR AS HEDGING INSTRUMENTS       LIABILITIES                         LIABILITIES
UNDER STATEMENT 133              LOCATION              FAIR VALUE    LOCATION         FAIR VALUE
------------------------------------------------------------------------------------------------
Equity contracts                 Purchased options;      $885*       Payables:           $525
                                 Net unrealized                      Written options
                                 depreciation of
                                 investments,
                                 options, and
                                 futures contracts
------------------------------------------------------------------------------------------------

    *Includes cumulative appreciation (depreciation) of futures contracts as reported in notes to portfolio of investments. Only current day's variation margin is reported within the statement of assets & liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (IN THOUSANDS)

                                                                                CHANGE IN
                                                                                UNREALIZED
DERIVATIVES NOT ACCOUNTED                                     REALIZED          APPRECIATION
FOR AS HEDGING INSTRUMENTS       STATEMENT OF                 GAIN (LOSS)       (DEPRECIATION)
UNDER STATEMENT 133              OPERATIONS LOCATION          ON DERIVATIVES    ON DERIVATIVES
----------------------------------------------------------------------------------------------
Equity contracts                 Net realized gain (loss)        $(7,352)           $3,546
                                 on options and futures
                                 transactions/Change
                                 in net unrealized
                                 appreciation/depreciation
                                 of options and futures
                                 contracts
----------------------------------------------------------------------------------------------

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular

================================================================================

56  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of June 30, 2009.

F. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

G. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

H. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

I. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund.

================================================================================

58  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended June 30, 2009, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended June 30, 2009, the Fund did not incur any brokerage commission recapture credits.

J. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

L. SUBSEQUENT EVENTS -- Effective June 30, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are issued or available to be issued and categorizes subsequent events as recognized or non-recognized for financial statement purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through August 18, 2009, which is the date the financial statements were issued, and has included disclosures and accounting adjustments in the financial statements for any subsequent events that impacted the Fund's financial condition at June 30, 2009.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2009, the Fund paid CAPCO facility fees of less than $500, which represents 0.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2009, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority.

================================================================================

60  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2005, through December 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2009, were $111,784,000 and $43,985,000, respectively.

As of June 30, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2009, were $7,976,000 and $9,277,000, respectively, resulting in net unrealized depreciation of $1,301,000.

For the six-month period ended June 30, 2009 transactions in written call and put options* were as follows:

                                                                                                PREMIUMS
                                                         NUMBER OF                              RECEIVED
                                                         CONTRACTS                              (000'S)
                                                         -----------------------------------------------
Outstanding at December 31, 2008                               -                                $     -
Options written                                           27,900                                  5,083
Options terminated in closing purchase transactions      (15,238)                                (2,333)
Options expired                                           (3,330)                                (1,018)
                                                         -----------------------------------------------
Outstanding at June 30, 2009                               9,332                                $ 1,732
                                                         ===============================================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager also is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $290,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Credit Suisse Asset Management, LLC (Credit Suisse), Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group), Quantitative Management Associates LLC (QMA), Deutsche Investment Management Americas Inc. (DIMA), and The Boston Company Asset Management, LLC (The Boston Company) under which each subadviser provides day-to-day discretionary management of certain of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Trust's Board of Trustees and the Manager.

================================================================================

62  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average daily net assets that Credit Suisse manages. For the six-month period ended June 30, 2009, Credit Suisse did not manage any of the Fund's assets and did not receive any subadvisory fees from the Manager for the Fund.

    The Manager (not the Fund) pays CSSU's Volaris Group a subadvisory fee based on the total notional amount of the options contracts that CSSU's Volaris Group manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth Fund, the USAA Total Return Strategy Fund, and the USAA Global Opportunities Fund in an annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the index that underlies the written options strategy for the Fund. For the six-month period ended June 30, 2009, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU's Volaris Group of $68,000.

    The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages. For the six-month period ended June 30, 2009, the Manager incurred subadvisory fees, paid or payable to QMA, of $23,000.

    The Manager (not the Fund) pays DIMA a subadvisory fee in an annual amount of 0.15% of the portion of the Fund's average net assets that DIMA manages. For the six-month period ended June 30, 2009, the Manager incurred subadvisory fees, paid or payable to DIMA, of $48,000.

    The Manager (not the Fund) pays The Boston Company a subadvisory fee in the annual amount of 0.69% of the portion of the Fund's average net assets that The Boston Company manages. For the six-month

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

    period ended June 30, 2009, The Boston Company did not manage any of the Fund's assets and did not receive any subadvisory fees from the Manager for the Fund.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $24,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2009, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended June 30, 2009, the Fund incurred reimbursable expenses of $46,000, of which all was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $24,000.

================================================================================

64  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Manager is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 2009, the Association and its affiliates owned 7,500,000 shares (44.9%) of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                          SIX-MONTH
                                                         PERIOD ENDED          PERIOD ENDED
                                                           JUNE 30,            DECEMBER 31,
                                                         ----------------------------------
                                                             2009                  2008*
                                                         ----------------------------------
Net asset value at beginning of period                   $   8.61               $ 10.00
                                                         ------------------------------
Income (loss) from investment operations:
 Net investment income                                        .06                   .07(d)
 Net realized and unrealized gain (loss)                      .19                 (1.39)(c),(d)
                                                         ------------------------------
Total from investment operations                              .25                 (1.32)(d)
                                                         ------------------------------
Less distributions from:
 Net investment income                                          -                  (.07)
                                                         ------------------------------
Net asset value at end of period                         $   8.86               $  8.61
                                                         ==============================
Total return (%)**                                           2.90                (13.18)(c)
Net assets at end of period (000)                        $148,003               $73,563
Ratios to average net assets:***(a)
 Expenses (%)(b)                                             1.00                  1.00
 Expenses, excluding reimbursements (%)(b)                   1.09                  1.12
 Net investment income (%)                                   2.01                  1.73
Portfolio turnover (%)                                         48                    60

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2009, average net assets were
    $98,176,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) For the period ended December 31, 2008, the Manager reimbursed the Fund $30,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the Fund's per share net realized loss per share and total return was less than $0.01/0.01%.
(d) Calculated using average shares.

================================================================================

66  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  67

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                         BEGINNING                 ENDING              DURING PERIOD*
                                       ACCOUNT VALUE           ACCOUNT VALUE         JANUARY 1, 2009 -
                                      JANUARY 1, 2009          JUNE 30, 2009           JUNE 30, 2009
                                      ----------------------------------------------------------------
Actual                                   $1,000.00               $1,029.00                $5.03

Hypothetical
 (5% return before expenses)              1,000.00                1,019.84                 5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.90% for the six-month period of January 1, 2009, through June 30, 2009.

================================================================================

68  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

ADVISORY AGREEMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreements with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreements and the Manager and each Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

                                                       ADVISORY AGREEMENTS |  69

================================================================================

the Fund's performance and related services provided by the Manager and each Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and each Subadvisor is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreements included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement.

================================================================================

70  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of each Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, institutional investment companies), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all institutional open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other

================================================================================

                                                       ADVISORY AGREEMENTS |  71

================================================================================

data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was below the median of its expense group and expense universe. The data indicated that the Fund's total expenses, after reimbursements, were the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee and the Manager's current voluntary undertakings to maintain expense limitations for the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the five-month period, since inception, ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the top 15% of its performance universe for the five-month period, since inception, ended December 31, 2008. The Board took into account management's discussion of the Fund's performance since its inception date on July 31, 2008. The Board also took into account the fact that the Fund has a limited performance history because it only recently commenced operations.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from

================================================================================

72  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees and reimbursed the Fund for expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board took into account management's discussion of the current advisory fee structure. The Board also noted that as the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relative indices; (iv) the Fund's

================================================================================

                                                       ADVISORY AGREEMENTS |  73

================================================================================

advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS

In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Board considered information provided to it regarding the services provided by each Subadviser. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Board noted that the materials provided to it by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted each Subadviser's brokerage

================================================================================

74  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

practices. The Board also considered each Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadvisers would include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence reviews of each Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to each Subadviser of its relationship with the Fund, the Board noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreements were paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's anticipated profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered for the above reasons.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser. As noted above, the Board considered the Fund's performance during the five-month period ended December 31, 2008, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus one each Subadviser's performance and the

================================================================================

                                                       ADVISORY AGREEMENTS |  75

================================================================================

explanations of management regarding the performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS -- The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program;
(iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relative indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

76  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

TRUSTEES                                 Christopher W. Claus
                                         Barbara B. Dreeben
                                         Robert L. Mason, Ph.D.
                                         Barbara B. Ostdiek, Ph.D.
                                         Michael F. Reimherr
                                         Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                           USAA Investment Management Company
INVESTMENT ADVISER,                      P.O. Box 659453
UNDERWRITER, AND                         San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                           USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                            State Street Bank and Trust Company
ACCOUNTING AGENT                         P.O. Box 1713
                                         Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                              Ernst & Young LLP
REGISTERED PUBLIC                        100 West Houston St., Suite 1800
ACCOUNTING FIRM                          San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                              Under "Products & Services"
SELF-SERVICE 24/7                        click "Investments," then
AT USAA.COM                              "Mutual Funds"

OR CALL                                  Under "My Accounts" go to
(800) 531-USAA                           "Investments." View account balances,
        (8722)                           or click "I want to...," and select
                                         the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

USAA
9800 Fredericksburg Road                                        --------------
San Antonio, TX 78288                                              PRSRT STD
                                                                 U.S. Postage
                                                                     PAID
                                                                     USAA
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88395-0809                                   (C)2009, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.